UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10 166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
July 31, 2016 (Unaudited)

Common Stocks - 98.6%	Shares	Value ($)
Australia - 7.4%
AGL Energy	30,304	473,946
Alumina	112,290	113,068
Amcor	51,832	591,632
AMP	131,408	580,205
APA Group	48,299	356,403
Aristocrat Leisure	23,345	282,791
Asciano	24,923	172,924
ASX	8,643	326,441
Aurizon Holdings	93,932	371,194
AusNet Services	72,030	96,888
Australia & New Zealand Banking Group	129,615	2,545,256
Bank of Queensland	16,530	132,654
Bendigo & Adelaide Bank	21,277	164,120
BHP Billiton	142,745	2,117,505
Boral	34,041	177,723
Brambles	69,585	711,249
Caltex Australia	12,163	306,506
Challenger	24,253	175,095
CIMIC Group	4,953	110,060
Coca-Cola Amatil	25,822	180,927
Cochlear	2,549	257,112
Commonwealth Bank of Australia	75,263	4,424,106
Computershare	20,349	137,322
Crown Resorts	16,028	159,564
CSL	20,581	1,845,577
Dexus Property Group	45,220	335,744
Domino's Pizza Enterprises	2,506	143,213
DUET Group	98,706	201,781
Flight Centre Travel Group	2,140	52,350
Fortescue Metals Group	69,153	232,808
Goodman Group	81,427	466,577
GPT Group	83,352	355,355
Harvey Norman Holdings	21,349	78,525
Healthscope	74,351	167,249
Incitec Pivot	75,161	163,930

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Australia - 7.4% (continued)
Insurance Australia Group	105,697		485,158
James Hardie Industries-CDI	20,721		343,282
LendLease Group	24,424		248,903
Macquarie Group	13,673		772,969
Medibank Private	120,463		281,045
Mirvac Group	165,195		276,187
National Australia Bank	116,105		2,341,723
Newcrest Mining	33,349	[a]	633,587
Oil Search	63,639		342,889
Orica	16,497		177,397
Origin Energy	79,512		332,337
Platinum Asset Management	9,947		45,809
Qantas Airways	18,369	[a]	44,112
QBE Insurance Group	61,071		509,126
Ramsay Health Care	6,139		367,580
REA Group	2,402		119,143
Rio Tinto	18,923		712,697
Santos	71,342		238,009
Scentre Group	237,708		957,422
SEEK	15,531		197,106
Sonic Healthcare	18,383		321,033
South32	223,721	[a,b]	311,980
Stockland	102,579		392,892
Suncorp Group	57,088		582,646
Sydney Airport	50,012		287,329
Tabcorp Holdings	37,451		139,173
Tatts Group	59,893		187,979
Telstra	187,563		822,445
TPG Telecom	11,417		111,317
Transurban Group	89,787		857,012
Treasury Wine Estates	32,787		240,443
Vicinity Centres	148,531		390,550
Vocus Communications	20,174		136,907
Wesfarmers	50,055		1,633,022
Westfield	88,537		718,588
Westpac Banking	146,959		3,472,167
Woodside Petroleum	32,506		655,367
Woolworths	56,590		1,006,757
			40,701,888

Common Stocks - 98.6% (continued)	Shares		Value ($)
Austria - .2%
ANDRITZ	3,152		160,692
Erste Group Bank	12,908	[a]	342,092
OMV	6,042		160,532
Raiffeisen Bank International	4,550	[a]	60,026
Voestalpine	5,210		183,598
			906,940
Belgium - 1.3%
Ageas	8,600		289,359
Anheuser-Busch InBev	35,448		4,569,461
Colruyt	3,021		168,503
Groupe Bruxelles Lambert	3,568		300,973
KBC Group	10,974	[a]	570,324
Proximus	7,132		222,583
Solvay	3,202		332,246
Telenet Group Holding	2,488	[a]	118,009
UCB	5,652		442,138
Umicore	3,912		226,292
			7,239,888
China - .0%
Yangzijiang Shipbuilding Holdings	91,000		59,051
Denmark - 1.9%
AP Moller - Maersk, Cl. A	172		224,773
AP Moller - Maersk, Cl. B	286		388,151
Carlsberg, Cl. B	4,628		459,423
Charles Hansen Holding	4,591		288,837
Coloplast, Cl. B	5,329		418,083
Danske Bank	31,499		855,937
DSV	8,470		377,064
Genmab	2,478	[a]	449,154
ISS	6,985		269,383
Novo Nordisk, Cl. B	81,833		4,662,607
Novozymes, Cl. B	10,484		514,466
Pandora	5,005		651,431
TDC	33,595		176,822
Tryg	5,250		97,921
Vestas Wind Systems	9,796		683,735
William Demant Holding	5,760	[a]	117,563
			10,635,350
Finland - 1.0%
Elisa	6,146		222,904

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Finland - 1.0% (continued)
Fortum	19,209		318,915
Kone, Cl. B	14,726		745,643
Metso	5,095		141,324
Neste	5,763		218,227
Nokia	256,451		1,473,708
Nokian Renkaat	5,391		200,283
Orion, Cl. B	4,426		181,256
Sampo, Cl. A	19,947		826,693
Stora Enso, Cl. R	25,073		227,618
UPM-Kymmene	24,084		496,247
Wartsila	6,890		299,033
			5,351,851
France - 9.5%
Accor	7,999		334,689
Aeroports de Paris	1,397		148,564
Air Liquide	15,299		1,631,585
Airbus Group	26,188		1,540,918
Alstom	6,914	[a]	170,174
Altice, Cl. A	16,816	[a]	249,575
Altice, Cl. B	3,963	[a]	58,595
Arkema	2,875		245,473
Atos	4,071		399,021
AXA	85,425		1,741,067
BNP Paribas	46,647		2,313,184
Bollore	38,356		138,853
Bouygues	8,879		262,662
Bureau Veritas	11,374		247,076
Capgemini	7,244		696,095
Carrefour	24,935		624,595
Casino Guichard Perrachon	2,511		136,014
Christian Dior	2,378		430,031
Cie de St-Gobain	21,307		902,829
Cie Generale des Etablissements Michelin	7,964		814,163
CNP Assurances	6,982		106,668
Credit Agricole	49,074		434,531
Danone	26,198		2,017,461
Dassault Systemes	5,580		460,836
Edenred	8,572		194,402
Eiffage	2,339		179,730
Electricite de France	10,350		135,443

Common Stocks - 98.6% (continued)	Shares		Value ($)
France - 9.5% (continued)
Engie	65,272		1,074,549
Essilor International	9,026		1,155,938
Eurazeo	1,825		116,647
Eutelsat Communications	8,003		159,085
Fonciere Des Regions	1,331		125,206
Gecina	1,800		272,279
Groupe Eurotunnel	21,449		222,871
Hermes International	1,133		487,426
ICADE	1,292		99,581
Iliad	1,231		239,264
Imerys	1,513		107,311
Ingenico Group	2,387		261,611
JCDecaux	3,359		114,971
Kering	3,368		639,749
Klepierre	9,920		474,956
Lagardere	5,470		139,708
Legrand	11,818		652,041
L'Oreal	11,148		2,121,915
LVMH Moet Hennessy Louis Vuitton	12,395		2,125,768
Natixis	41,535		171,118
Orange	88,310		1,351,628
Pernod Ricard	9,482		1,083,415
Peugeot	21,341	[a]	322,340
Publicis Groupe	8,453		629,403
Remy Cointreau	971		84,914
Renault	8,555		748,425
Rexel	12,502		185,828
Safran	13,964		949,199
Sanofi	51,798		4,409,881
Schneider Electric	24,813		1,623,407
SCOR	6,634		193,839
SFR Group	5,241		123,811
Societe BIC	1,362		201,304
Societe Generale	33,901		1,158,080
Sodexo	4,097		479,804
Suez Environnement	12,933		209,875
Technip	4,787		267,193
Thales	4,591		418,269
Total	98,685		4,717,727
Unibail-Rodamco	4,402		1,211,417

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
France - 9.5% (continued)
Valeo	10,527		540,208
Veolia Environnement	19,858		440,919
Vinci	22,187		1,684,024
Vivendi	51,002		1,002,706
Wendel	1,271		135,661
Zodiac Aerospace	9,412		212,032
			51,761,537
Germany - 8.2%
adidas	8,260		1,355,196
Allianz	20,134		2,888,023
Axel Springer	1,985		108,765
BASF	40,462		3,178,333
Bayer	36,438		3,919,799
Bayerische Motoren Werke	14,720		1,268,015
Beiersdorf	4,391		412,321
Brenntag	7,104		352,718
Commerzbank	47,842		315,363
Continental	4,915		1,030,312
Covestro	2,894	[c]	135,180
Daimler	42,407		2,883,553
Deutsche Bank	60,640	[a]	815,245
Deutsche Boerse	8,664	[a]	724,543
Deutsche Lufthansa	11,009		130,835
Deutsche Post	43,339		1,293,217
Deutsche Telekom	141,975		2,416,646
Deutsche Wohnen-BR	14,748		551,947
E.ON	89,249		957,098
Evonik Industries	6,181		192,662
Fraport Frankfurt Airport Services Worldwide	2,086		114,043
Fresenius & Co.	18,093		1,351,033
Fresenius Medical Care & Co.	9,589		876,513
GEA Group	8,253		440,446
Hannover Rueck	2,781		284,552
HeidelbergCement	6,162		521,784
Henkel & Co.	4,614		500,888
HOCHTIEF	849		111,292
HUGO BOSS	3,014		178,761
Infineon Technologies	49,462		818,422
K+S	8,440		176,311
LANXESS	3,947		186,439

Common Stocks - 98.6% (continued)	Shares		Value ($)
Germany - 8.2% (continued)
Linde	8,154		1,173,257
MAN	1,628		170,690
Merck	5,641		622,847
METRO	7,793		250,749
Muenchener Rueckversicherungs	7,416		1,237,036
OSRAM Licht	4,089		212,530
ProSiebenSat.1 Media	9,548		436,489
RWE	21,707	[a]	385,991
SAP	43,306		3,796,326
Siemens	33,711		3,660,364
Symrise	5,653		398,418
Telefonica Deutschland Holding	35,416		144,523
ThyssenKrupp	16,364		375,048
TUI	21,866		284,900
United Internet	5,268		232,877
Volkswagen	1,388		205,845
Vonovia	20,430		809,708
Zalando	3,469	[a,c]	131,573
			45,019,426
Hong Kong - 3.2%
AIA Group	530,800		3,287,397
ASM Pacific Technology	10,800		80,251
Bank of East Asia	49,550		204,691
BOC Hong Kong Holdings	161,500		529,771
Cathay Pacific Airways	52,000		84,450
Cheung Kong Infrastructure Holdings	29,000		256,419
Cheung Kong Property Holdings	118,475		845,988
CK Hutchison Holdings	120,475		1,409,972
CLP Holdings	73,788		768,467
First Pacific	84,250		65,372
Galaxy Entertainment Group	101,277		336,789
Hang Lung Properties	99,000		214,374
Hang Seng Bank	34,400		614,096
Henderson Land Development	48,999		291,781
HK Electric Investments	106,500	[c]	101,992
HKT Trust	125,660		198,571
Hong Kong & China Gas	342,582		635,850
Hong Kong Exchanges & Clearing	50,700		1,251,424
Hongkong Land Holdings	49,900		319,360
Hysan Development	28,000		128,841

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Hong Kong - 3.2% (continued)
Jardine Matheson Holdings	10,946		649,098
Kerry Properties	29,500		80,609
Li & Fung	259,200		129,627
Link REIT	101,000		753,751
Melco Crown Entertainment, ADR	8,076		112,741
MTR	64,500		364,966
New World Development	254,048		295,359
Noble Group	188,963	[a]	22,833
NWS Holdings	61,648		100,755
PCCW	167,000		121,617
Power Assets Holdings	62,500		611,837
Shangri-La Asia	49,000		52,610
Sino Land	127,730		227,854
SJM Holdings	78,530		48,990
Sun Hung Kai Properties	64,699		925,653
Swire Pacific, Cl. A	24,500		292,734
Swire Properties	56,000		155,908
Techtronic Industries	59,365		251,359
WH Group	257,000	[c]	202,396
Wharf Holdings	60,311		415,501
Wheelock & Co.	37,000		198,153
Yue Yuen Industrial Holdings	32,300		131,142
			17,771,349
Ireland - .5%
Bank of Ireland	1,228,951	[a]	254,185
CRH	36,598		1,124,188
DCC	3,616		322,789
Kerry Group, Cl. A	6,913		591,637
Paddy Power Betfair	3,609		423,663
Ryanair Holdings	3,900		52,105
			2,768,567
Israel - .8%
Azrieli Group	1,603		70,330
Bank Hapoalim	48,286		245,406
Bank Leumi Le-Israel	60,234	[a]	216,408
Bezeq The Israeli Telecommunication Corporation	79,342		156,886
Check Point Software Technologies	5,610	[a]	431,297
Israel Chemicals	24,674		100,101
Israel Discount Bank, Cl. A	1	[a]	2
Mizrahi Tefahot Bank	6,222		75,434

Common Stocks - 98.6% (continued)	Shares		Value ($)
Israel - .8% (continued)
Mobileye	7,423	[a]	355,636
NICE	2,452		168,731
Taro Pharmaceutical Industries	636	[a]	89,015
Teva Pharmaceutical Industries	40,455		2,233,237
			4,142,483
Italy - 2.0%
Assicurazioni Generali	51,191		674,191
Atlantia	18,499		462,242
CNH Industrial	43,714		311,807
Enel	338,858		1,560,084
Eni	113,071		1,729,343
EXOR	4,701		183,058
Ferrari	5,493		248,350
Fiat Chrysler Automobiles	40,560		261,195
Intesa Sanpaolo	563,968		1,242,123
Intesa Sanpaolo-RSP	47,321		98,615
Leonardo-Finmeccanica	18,554	[a]	211,791
Luxottica Group	7,731		375,206
Mediobanca	25,082		175,682
Poste Italiane	21,336	[c]	148,490
Prysmian	8,493		198,640
Saipem	250,930	[a]	109,664
Snam	107,554		622,273
STMicroelectronics	26,057		190,144
Telecom Italia	454,219	[a]	387,720
Telecom Italia-RSP	270,919	[a]	188,548
Tenaris	20,192		269,994
Terna Rete Elettrica Nazionale	68,305		371,899
UniCredit	222,517		545,315
Unione di Banche Italiane	41,889		128,507
UnipolSai	48,164		80,771
			10,775,652
Japan - 23.5%
ABC-Mart	1,500		97,026
Acom	15,500	[a]	74,435
Aeon	28,400		412,494
AEON Financial Service	5,360		125,234
AEON Mall	4,480		61,030
Air Water	7,000		120,880
Aisin Seiki	8,500		395,281

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Japan - 23.5% (continued)
Ajinomoto	24,800		641,298
Alfresa Holdings	7,600		168,930
Alps Electric	8,100		185,760
Amada Holdings	13,900		153,529
ANA Holdings	53,000		152,868
Aozora Bank	47,959		178,139
Asahi Glass	42,800		250,420
Asahi Group Holdings	16,900		579,041
Asahi Kasei	55,900		428,913
Asics	7,000		130,553
Astellas Pharma	93,295		1,574,042
Bandai Namco Holdings	7,750		207,887
Bank of Kyoto	16,000		109,609
Benesse Holdings	3,200		77,903
Bridgestone	29,000		1,023,463
Brother Industries	10,800		125,216
CALBEE	3,500		154,702
Canon	46,917		1,349,551
Casio Computer	9,300		134,621
Central Japan Railway	6,400		1,205,547
Chiba Bank	29,000		141,255
Chubu Electric Power	28,500		421,627
Chugai Pharmaceutical	9,928		376,064
Chugoku Bank	7,200		82,489
Chugoku Electric Power	12,600		159,669
Concordia Financial Group	50,000	[a]	217,670
Credit Saison	6,200		104,635
CYBERDYNE	4,200	[a]	82,037
Dai Nippon Printing	25,800		291,794
Daicel	13,400		152,865
Dai-ichi Life Insurance	47,200		627,267
Daiichi Sankyo	26,983		650,808
Daikin Industries	10,500		927,388
Daito Trust Construction	3,100		522,262
Daiwa House Industry	25,300		718,819
Daiwa Securities Group	72,000		413,011
Denso	21,700		860,471
Dentsu	9,400		456,020
Don Quijote Holdings	5,600		222,551
East Japan Railway	14,900		1,385,079

Common Stocks - 98.6% (continued)	Shares	Value ($)
Japan - 23.5% (continued)
Eisai	11,000	651,580
Electric Power Development	6,080	141,282
FamilyMart	2,617	155,427
FANUC	8,729	1,482,138
Fast Retailing	2,358	772,558
Fuji Electric	27,000	120,929
Fuji Heavy Industries	26,200	1,030,950
FUJIFILM Holdings	19,600	716,307
Fujitsu	85,800	364,104
Fukuoka Financial Group	33,000	128,074
GungHo Online Entertainment	19,400	44,300
Hachijuni Bank	20,000	95,065
Hakuhodo DY Holdings	9,800	116,215
Hamamatsu Photonics	6,400	191,307
Hankyu Hanshin Holdings	10,600	397,883
Hikari Tsushin	700	58,656
Hino Motors	12,100	129,141
Hirose Electric	1,365	171,637
Hiroshima Bank	25,000	92,125
Hisamitsu Pharmaceutical	2,400	136,894
Hitachi	215,900	1,008,246
Hitachi Chemical	4,000	84,834
Hitachi Construction Machinery	5,000	82,570
Hitachi High-Technologies	2,700	93,409
Hitachi Metals	10,000	113,000
Hokuriku Electric Power	7,700	92,066
Honda Motor	72,559	2,020,644
Hoshizaki	2,200	201,598
Hoya	18,100	651,909
Hulic	14,000	147,361
Idemitsu Kosan	3,600	70,776
IHI	60,000	171,118
Iida Group Holdings	5,800	116,756
INPEX	42,000	336,132
Isetan Mitsukoshi Holdings	15,020	150,001
Isuzu Motors	26,900	355,644
ITOCHU	66,900	768,758
Iyo Bank	11,000	72,122
J Front Retailing	10,800	126,698
Japan Airlines	5,200	162,877

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Japan - 23.5% (continued)
Japan Airport Terminal	1,800		80,796
Japan Exchange Group	22,800		328,476
Japan Post Bank	18,100		223,866
Japan Post Holdings	20,100		268,499
Japan Prime Realty Investment	39		172,191
Japan Real Estate Investment	58		351,860
Japan Retail Fund Investment	113		279,081
Japan Tobacco	48,900		1,928,970
JFE Holdings	21,560		286,629
JGC	9,000		133,631
Joyo Bank	27,462		109,003
JSR	8,600		119,263
JTEKT	9,800		139,746
JX Holdings	97,376		370,188
Kajima	38,800		289,759
Kakaku.com	6,700		140,652
Kamigumi	9,400		85,676
Kaneka	12,000		92,086
Kansai Electric Power	30,599	[a]	286,812
Kansai Paint	10,000		212,378
Kao	22,500		1,224,506
Kawasaki Heavy Industries	65,000		195,570
KDDI	83,263		2,566,395
Keihan Holdings	21,000		152,095
Keikyu	20,000		204,636
Keio	25,000		234,968
Keisei Electric Railway	12,000		159,004
Keyence	1,985		1,418,594
Kikkoman	7,000		250,747
Kintetsu Group Holdings	80,354		350,444
Kirin Holdings	36,700		635,555
Kobe Steel	133,000		117,313
Koito Manufacturing	4,500		225,805
Komatsu	41,700		825,336
Konami Holdings	4,400		172,059
Konica Minolta	21,700		177,794
Kose	1,500		140,834
Kubota	47,300		703,462
Kuraray	15,300		196,133
Kurita Water Industries	4,800		107,587

Common Stocks - 98.6% (continued)	Shares		Value ($)
Japan - 23.5% (continued)
Kyocera	14,100		675,877
Kyowa Hakko Kirin	10,705		189,162
Kyushu Electric Power	18,400	[a]	174,199
Kyushu Financial Group	16,000		89,695
Lawson	3,000		232,567
LIXIL Group	11,924		224,959
M3	8,100		262,763
Mabuchi Motor	1,900		87,891
Makita	5,000		355,270
Marubeni	71,700		338,139
Marui Group	9,500		138,727
Maruichi Steel Tube	2,000		74,680
Mazda Motor	23,300		353,376
McDonald's Holdings Co. Japan	3,000		92,174
Medipal Holdings	5,800		96,179
MEIJI Holdings	5,142		542,245
Minebea	15,000		121,576
Miraca Holdings	2,700		125,163
Mitsubishi	66,598		1,160,823
Mitsubishi Chemical Holdings	60,580		333,907
Mitsubishi Electric	85,000		1,014,235
Mitsubishi Estate	56,000		1,058,696
Mitsubishi Gas Chemical	16,000		92,517
Mitsubishi Heavy Industries	141,700		615,350
Mitsubishi Logistics	6,000		84,677
Mitsubishi Materials	46,000		122,625
Mitsubishi Motors	28,600		135,103
Mitsubishi Tanabe Pharma	10,800		203,648
Mitsubishi UFJ Financial Group	561,890		2,874,568
Mitsubishi UFJ Lease & Finance	18,700		76,790
Mitsui & Co.	76,200		902,511
Mitsui Chemicals	38,000		163,865
Mitsui Fudosan	39,286		867,653
Mitsui OSK Lines	52,000		112,628
mixi	1,600		57,863
Mizuho Financial Group	1,049,600		1,718,902
MS&AD Insurance Group Holdings	22,157		652,756
Murata Manufacturing	8,400		1,055,814
Nabtesco	5,600		151,971
Nagoya Railroad	39,000		220,924

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares	Value ($)
Japan - 23.5% (continued)
NEC	114,800	319,530
NEXON	6,700	101,122
NGK Insulators	12,000	292,723
NGK Spark Plug	7,926	132,521
NH Foods	8,000	196,246
NHK Spring	7,000	62,292
Nidec	10,200	943,176
Nikon	15,260	218,502
Nintendo	5,025	1,059,074
Nippon Building Fund	61	376,635
Nippon Electric Glass	17,085	78,698
Nippon Express	39,000	199,902
Nippon Paint Holdings	6,900	192,390
Nippon Prologis REIT	70	174,734
Nippon Steel & Sumitomo Metal	35,761	683,432
Nippon Telegraph & Telephone	30,800	1,473,365
Nippon Yusen	69,800	125,871
Nissan Motor	111,100	1,101,908
Nisshin Seifun Group	9,438	156,969
Nissin Foods Holdings	2,600	148,812
Nitori Holdings	3,200	399,549
Nitto Denko	7,100	480,895
NOK	4,600	89,309
Nomura Holdings	159,200	732,069
Nomura Real Estate Holdings	5,600	97,912
Nomura Real Estate Master Fund	158	262,778
Nomura Research Institute	5,830	207,980
NSK	20,000	172,294
NTT Data	5,500	275,445
NTT DOCOMO	63,600	1,713,806
NTT Urban Development	5,500	59,455
Obayashi	30,000	331,945
Obic	2,600	153,653
Odakyu Electric Railway	26,000	310,874
Oji Holdings	35,000	147,498
Olympus	12,700	445,592
Omron	9,000	303,425
Ono Pharmaceutical	18,500	671,392
Oracle Japan	1,900	116,568
Oriental Land	9,600	612,496

Common Stocks - 98.6% (continued)	Shares	Value ($)
Japan - 23.5% (continued)
ORIX	59,100	847,968
Osaka Gas	83,000	338,556
OTSUKA	2,400	124,428
Otsuka Holdings	17,500	839,369
Panasonic	98,595	976,915
Park24	3,800	129,975
Pola Orbis Holdings	1,000	99,574
Rakuten	41,100	473,495
Recruit Holdings	12,100	465,453
Resona Holdings	98,400	400,216
Ricoh	31,300	280,990
Rinnai	1,500	148,919
Rohm	4,300	186,691
Ryohin Keikaku	1,100	247,200
Sankyo	2,200	80,962
Santen Pharmaceutical	16,500	277,655
SBI Holdings	10,830	119,832
Secom	9,400	714,800
Sega Sammy Holdings	7,484	83,103
Seibu Holdings	5,900	105,007
Seiko Epson	12,100	217,488
Sekisui Chemical	19,000	280,992
Sekisui House	26,300	445,529
Seven & i Holdings	33,160	1,398,417
Seven Bank	26,000	90,204
Shikoku Electric Power	7,000	73,886
Shimadzu	11,000	162,679
Shimamura	1,000	147,400
Shimano	3,300	525,555
Shimizu	25,000	257,265
Shin-Etsu Chemical	17,400	1,204,622
Shinsei Bank	78,000	119,253
Shionogi & Co.	13,300	697,359
Shiseido	16,000	454,903
Shizuoka Bank	23,400	176,586
Showa Shell Sekiyu	8,500	76,557
SMC	2,400	639,428
SoftBank Group	42,700	2,386,613
Sohgo Security Services	2,500	124,957
Sompo Japan Nipponkoa Holdings	14,670	483,656

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Japan - 23.5% (continued)
Sony	56,180		1,807,054
Sony Financial Holdings	7,000		89,803
Stanley Electric	6,600		162,938
Start Today	2,400		115,255
Sumitomo	52,600		558,812
Sumitomo Chemical	64,000		288,528
Sumitomo Dainippon Pharma	6,900		130,244
Sumitomo Electric Industries	32,900		462,538
Sumitomo Heavy Industries	25,000		121,037
Sumitomo Metal Mining	23,000		280,301
Sumitomo Mitsui Financial Group	59,500		1,929,005
Sumitomo Mitsui Trust Holdings	144,640		491,891
Sumitomo Realty & Development Co.	16,000		421,110
Sumitomo Rubber Industries	7,600		109,045
Sundrug	1,500		131,278
Suntory Beverage & Food	6,000		263,145
Suruga Bank	8,000		185,505
Suzuken	3,212		103,882
Suzuki Motor	15,800		493,658
Sysmex	6,800		478,502
T&D Holdings	26,300		274,895
Taiheiyo Cement	54,000		157,181
Taisei	46,000		417,014
Taisho Pharmaceutical Holdings	1,500		165,678
Taiyo Nippon Sanso	6,000		58,627
Takashimaya	12,000		92,086
Takeda Pharmaceutical	31,300		1,407,403
TDK	5,500		344,441
Teijin	40,000		152,497
Terumo	15,100		656,329
THK	5,500		110,609
Tobu Railway	46,000		250,208
Toho	5,400		159,034
Toho Gas	18,000		160,004
Tohoku Electric Power	19,700		255,240
Tokio Marine Holdings	30,500		1,207,625
Tokyo Electric Power	64,972	[a]	257,252
Tokyo Electron	7,100		628,274
Tokyo Gas	92,000		395,825
Tokyo Tatemono	8,500		107,380

Common Stocks - 98.6% (continued)	Shares		Value ($)
Japan - 23.5% (continued)
Tokyu	45,820		380,355
Tokyu Fudosan Holdings	21,900		132,213
TonenGeneral Sekiyu	13,000		118,361
Toppan Printing	22,000		196,638
Toray Industries	64,000		590,041
Toshiba	180,000	[a]	474,896
TOTO	6,000		260,793
Toyo Seikan Group Holdings	7,100		140,142
Toyo Suisan Kaisha	4,000		179,546
Toyoda Gosei	2,400		53,088
Toyota Industries	7,300		334,469
Toyota Motor	117,757		6,802,173
Toyota Tsusho	10,100		226,281
Trend Micro	4,900		179,605
Tsuruha Holdings	1,500		172,000
Unicharm	16,900		351,797
United Urban Investment	132		247,480
USS	9,800		168,368
West Japan Railway	7,500		470,794
Yahoo! Japan	61,100		272,460
Yakult Honsha	4,100		198,501
Yamada Denki	28,300		150,327
Yamaguchi Financial Group	9,000		89,969
Yamaha	7,200		202,095
Yamaha Motor	11,200		192,969
Yamato Holdings	15,200		376,667
Yamazaki Baking	6,000		166,237
Yaskawa Electric	11,300		157,260
Yokogawa Electric	11,500		151,139
Yokohama Rubber	4,500		61,567
			128,472,769
Luxembourg - .1%
RTL Group	1,680		143,250
SES	14,758		323,308
			466,558
Macau - .1%
MGM China Holdings	40,000		57,950
Sands China	107,813		411,330
Wynn Macau	69,200		112,384
			581,664

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Mexico - .0%
Fresnillo	10,059		257,066
Netherlands - 3.2%
ABN AMRO Group	9,597	[c]	178,324
Aegon	84,270		343,505
AerCap Holdings	7,240	[a]	264,332
Akzo Nobel	11,067		717,137
ASML Holding	16,291		1,802,036
Boskalis Westminster	4,286		157,458
Gemalto	3,592		236,816
Heineken	10,269		969,439
Heineken Holding	4,485		375,869
ING Groep	171,981		1,922,757
Koninklijke Ahold Delhaize	56,749		1,355,200
Koninklijke DSM	8,142		521,226
Koninklijke KPN	150,717		495,903
Koninklijke Philips	42,968		1,146,678
Koninklijke Vopak	2,912		149,727
NN Group	14,697		396,406
NXP Semiconductors	12,613	[a]	1,060,627
OCI	3,786	[a]	57,820
QIAGEN	9,940	[a]	260,877
Randstad Holding	5,325		229,086
RELX	44,578		806,137
Unilever	71,767		3,324,574
Wolters Kluwer	13,488		567,372
			17,339,306
New Zealand - .2%
Auckland International Airport	42,840		228,330
Contact Energy	31,118		121,356
Fletcher Building	31,140		217,921
Meridian Energy	52,186		105,528
Mighty River Power	29,098		64,935
Ryman Healthcare	16,781		115,496
Spark New Zealand	78,060		222,399
			1,075,965
Norway - .6%
DNB	42,411		466,729
Gjensidige Forsikring	9,640		162,587
Marine Harvest	15,623	[a]	265,903
Norsk Hydro	62,574		267,216

Common Stocks - 98.6% (continued)	Shares		Value ($)
Norway - .6% (continued)
Orkla	36,127		335,272
Schibsted, Cl. A	3,036		95,465
Schibsted, Cl. B	3,578		105,383
Statoil	48,978		770,909
Telenor	32,617		544,702
Yara International	7,988		259,698
			3,273,864
Portugal - .1%
Banco Espirito Santo	118,053	[a,d]	13
Energias de Portugal	103,730		355,798
Galp Energia	20,343		277,699
Jeronimo Martins	10,446		174,888
			808,398
Singapore - 1.3%
Ascendas Real Estate Investment Trust	97,433		178,049
CapitaLand	116,500		275,457
CapitaLand Commercial Trust	96,000		107,765
CapitaLand Mall Trust	117,000		186,753
City Developments	17,000		107,906
ComfortDelGro	92,700		194,983
DBS Group Holdings	78,388		900,991
Genting Singapore	289,327		169,405
Global Logistic Properties	119,943		171,322
Golden Agri-Resources	278,440		74,766
Hutchison Port Holdings Trust	265,000		125,875
Jardine Cycle & Carriage	4,913		143,758
Keppel	61,500		240,826
Oversea-Chinese Banking	135,387		868,448
Sembcorp Industries	43,254		89,366
Sembcorp Marine	38,000		39,964
Singapore Airlines	24,233		198,462
Singapore Exchange	35,000		196,576
Singapore Press Holdings	69,075		194,752
Singapore Technologies Engineering	68,000		166,868
Singapore Telecommunications	355,751		1,109,151
StarHub	26,918		78,704
Suntec Real Estate Investment Trust	99,000		123,316
United Overseas Bank	56,612		768,508
UOL Group	21,111		90,856

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Singapore - 1.3% (continued)
Wilmar International	88,000		202,819
			7,005,646
South Africa - .1%
Mondi	15,942		322,807
Spain - 2.9%
Abertis Infraestructuras	28,412		446,930
ACS Actividades de Construccion y Servicios	8,848		253,733
Aena	2,977	[c]	429,351
Amadeus IT Holding, Cl. A	19,640		922,111
Banco Bilbao Vizcaya Argentaria	286,136		1,671,486
Banco de Sabadell	228,322		312,189
Banco Popular Espanol	153,306		214,589
Banco Santander	635,794		2,696,856
Bankia	207,019		158,774
Bankinter	32,065		223,697
CaixaBank	117,824		295,993
Distribuidora Internacional de Alimentacion	28,026		174,871
Enagas	10,045		306,252
Endesa	13,393		281,426
Ferrovial	21,457		444,157
Gas Natural SDG	14,848		307,186
Grifols	13,598		298,124
Iberdrola	241,919		1,662,018
Inditex	48,485		1,677,149
Mapfre	47,485		116,370
Red Electrica	19,072		436,900
Repsol	49,312		621,603
Telefonica	199,111		1,951,820
Zardoya Otis	6,905		67,780
			15,971,365
Sweden - 2.7%
Alfa Laval	13,304		209,736
Assa Abloy, Cl. B	43,979		965,205
Atlas Copco, Cl. A	29,387		825,254
Atlas Copco, Cl. B	16,947		433,528
Boliden	11,860		260,845
Electrolux, Ser. B	10,732		290,718
Ericsson, Cl. B	133,441		994,921
Getinge, Cl. B	9,499		192,600
Hennes & Mauritz, Cl. B	42,207		1,275,039

Common Stocks - 98.6% (continued)	Shares		Value ($)
Sweden - 2.7% (continued)
Hexagon, Cl. B	11,240		443,321
Husqvarna, Cl. B	20,372		174,865
ICA Gruppen	3,218		107,668
Industrivarden, Cl. C	7,189		120,979
Investor, Cl. B	19,913		686,029
Kinnevik, Cl. B	10,364		264,278
Lundin Petroleum	7,919	[a]	131,042
Millicom International Cellular, SDR	2,952		157,656
Nordea Bank	135,048		1,203,390
Sandvik	46,479		498,086
Securitas, Cl. B	14,786		243,294
Skandinaviska Enskilda Banken, Cl. A	67,990		596,313
Skanska, Cl. B	15,283		324,878
SKF, Cl. B	18,560		294,114
Svenska Cellulosa, Cl. B	26,911		800,380
Svenska Handelsbanken, Cl. A	65,712		790,971
Swedbank, Cl. A	39,736		834,934
Swedish Match	8,504		310,167
Tele2, Cl. B	14,711		124,297
Telia	116,315		530,805
Volvo, Cl. B	67,580		720,264
			14,805,577
Switzerland - 9.2%
ABB	86,534	[a]	1,839,249
Actelion	4,558	[a]	808,420
Adecco Group	7,226		396,640
Aryzta	3,764	[a]	141,558
Baloise Holding	2,327		262,184
Barry Callebaut	110	[a]	143,913
Cie Financiere Richemont	23,203		1,411,284
Coca-Cola HBC	8,469	[a]	174,962
Credit Suisse Group	83,398	[a]	959,438
Dufry	1,787	[a]	205,767
EMS-Chemie Holding	349		191,028
Galenica	181		233,440
Geberit	1,651		637,097
Givaudan	412		846,785
Glencore	537,981	[a]	1,329,645
Julius Baer Group	9,762	[a]	400,673
Kuehne + Nagel International	2,440		342,385

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Switzerland - 9.2% (continued)
LafargeHolcim	20,326	[a]	967,226
Lindt & Spruengli	5		353,255
Lindt & Spruengli-PC	44		258,770
Lonza Group	2,296	[a]	432,810
Nestle	140,675		11,277,804
Novartis	100,374		8,316,170
Pargesa Holding-BR	1,256		87,474
Partners Group Holding	711		325,349
Roche Holding	30,992		7,914,280
Schindler Holding	876		169,199
Schindler Holding-PC	1,967		377,286
SGS	239		528,947
Sika	95		445,594
Sonova Holding	2,370		324,738
Swatch Group	2,074		105,926
Swatch Group-BR	1,371		359,442
Swiss Life Holding	1,420	[a]	324,525
Swiss Prime Site	2,854	[a]	262,225
Swiss Re	14,653		1,229,903
Swisscom	1,125		553,794
Syngenta	4,131		1,624,354
UBS Group	161,018		2,217,902
Zurich Insurance Group	6,686	[a]	1,606,654
			50,388,095
United Kingdom - 18.6%
3i Group	42,030		343,204
Aberdeen Asset Management	39,934		168,330
Admiral Group	9,276		265,660
Aggreko	10,853		184,714
Anglo American	62,300		684,756
Antofagasta	18,804		124,555
ArcelorMittal	80,967	[a]	520,408
ARM Holdings	62,769		1,388,959
Ashtead Group	23,009		364,198
Associated British Foods	15,604		555,722
AstraZeneca	55,696		3,720,929
Auto Trader Group	41,632	[c]	204,248
Aviva	180,702		935,317
Babcock International Group	10,761		138,144
BAE Systems	141,217		998,013

Common Stocks - 98.6% (continued)	Shares		Value ($)
United Kingdom - 18.6% (continued)
Barclays	747,003		1,527,916
Barratt Developments	46,168		267,317
Berkeley Group Holdings	5,436		193,023
BHP Billiton	92,837		1,160,708
BP	814,790		4,602,873
British American Tobacco	82,190		5,247,825
British Land	43,080		382,566
BT Group	376,295		2,058,517
Bunzl	14,612		457,350
Burberry Group	20,477		357,724
Capita	28,884		366,975
Carnival	8,328		401,410
Centrica	239,664		764,730
Cobham	76,812		173,935
Coca-Cola European Partners	9,611	[a]	362,595
Compass Group	73,348		1,393,961
Croda International	5,464		240,442
Diageo	110,844		3,170,115
Direct Line Insurance Group	63,227		293,040
Dixons Carphone	45,648		211,143
easyJet	7,546		103,962
Experian	42,003		821,049
G4S	69,165		170,533
GKN	79,488		304,445
GlaxoSmithKline	214,682		4,795,966
Hammerson	35,471		261,714
Hargreaves Lansdown	10,863		186,753
Hikma Pharmaceuticals	5,866		204,487
HSBC Holdings	868,071		5,687,956
ICAP	23,517		138,500
IMI	12,873		182,634
Imperial Brands	42,605		2,246,123
Inmarsat	19,415		200,933
InterContinental Hotels Group	8,575		342,955
International Consolidated Airlines Group	34,809		187,851
Intertek Group	6,956		333,715
Intu Properties	43,243		171,747
Investec	26,558		157,991
ITV	161,946		420,082
J Sainsbury	63,395		188,188

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
United Kingdom - 18.6% (continued)
Johnson Matthey	8,807		381,839
Kingfisher	100,822		448,735
Land Securities Group	35,155		508,994
Legal & General Group	265,250		722,101
Lloyds Banking Group	2,828,551		1,989,644
London Stock Exchange Group	14,071		516,768
Marks & Spencer Group	73,189		309,281
Mediclinic International	16,555		235,311
Meggitt	35,607		206,451
Merlin Entertainments	30,520	[c]	191,134
National Grid	164,895		2,363,437
Next	6,362		423,095
Old Mutual	214,716		598,454
Pearson	35,830		418,238
Persimmon	13,614		303,955
Petrofac	12,065		119,037
Provident Financial	6,844		245,373
Prudential	114,323		2,019,868
Randgold Resources	4,176		490,498
Reckitt Benckiser Group	28,002		2,713,481
RELX	49,625		942,455
Rio Tinto	54,340		1,770,221
Rolls-Royce Holdings	82,227	[a]	860,794
Royal Bank of Scotland Group	153,539	[a]	390,960
Royal Dutch Shell, Cl. A	183,938		4,732,338
Royal Dutch Shell, Cl. B	165,074		4,373,718
Royal Mail	39,615		267,123
RSA Insurance Group	44,836		295,327
SABMiller	42,827		2,501,831
Sage Group	46,865		441,918
Schroders	5,838		202,275
Segro	33,856		198,494
Severn Trent	10,089		326,998
Shire	39,499		2,546,316
Sky	45,131		549,803
Smith & Nephew	39,278		646,143
Smiths Group	17,061		285,178
SSE	44,344		889,697
St. James's Place	24,309		297,911
Standard Chartered	143,830		1,150,868

Common Stocks - 98.6% (continued)	Shares		Value ($)
United Kingdom - 18.6% (continued)
Standard Life	86,897		348,347
Tate & Lyle	21,771		208,317
Taylor Wimpey	145,518		297,931
Tesco	363,421	[a]	750,313
Travis Perkins	11,023		227,579
Unilever	56,514		2,642,830
United Utilities Group	29,703		399,788
Vodafone Group	1,170,357		3,555,525
Weir Group	9,166		177,716
Whitbread	8,082		412,764
William Hill	40,472		171,347
WM Morrison Supermarkets	97,954		240,866
Wolseley	11,411		635,639
Worldpay Group	62,546	[c]	242,867
WPP	56,860		1,277,770
			101,804,567
United States - .0%
Ball	100		7,098
Total Common Stocks (cost $487,911,059)			539,714,727
Preferred Stocks - .5%	Shares		Value ($)
Germany - .5%
Bayerische Motoren Werke	2,457		178,002
Fuchs Petrolub	2,998		126,513
Henkel & Co.	7,964		991,883
Porsche Automobil Holding	6,890		361,042
Schaeffler	6,779		98,905
Volkswagen	8,163		1,148,086
(cost $2,394,975)			2,904,431
	Number of
Rights - .0%	Rights		Value ($)
Spain - .0%
Iberdrola	241,875	[a]	36,236
Zardoya Otis	6,900	[a]	2,777
(cost $33,637)			39,013
	Principal
Short-Term Investments - .1%	Amount ($)		Value ($)
U.S. Treasury Bills
0.22%, 9/15/16
(cost $514,856)	515,000	[e]	514,868

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - .8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,271,661)	4,271,661 [f]	4,271,661
Total Investments (cost $495,126,188)	100.0%	547,444,700
Liabilities, Less Cash and Receivables	.0%	(250,054)
Net Assets	100.0%	547,194,646

ADR—American Depository Receipt
BR—Bearer Certificate
CDI—Chess Depository Interest
PC—Participation Certificate
REIT—Real Estate Investment Trust
RSP—Risparmio (Savings) Shares
SDR—Swedish Depository Receipts

[a] Non-income producing security.
[b] Security is traded on the Australian Exchange.
[c] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities were valued at
$1,965,555 or .36% of net assets.
[d] The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At July
31, 2016, the value of this security amounted to $13 or .0% of net assets.
[e] Held by or on behalf of a counterparty for open financial futures contracts.
[f] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Financials	22.5
Industrials	13.3
Consumer Staples	12.7
Consumer Discretionary	12.5
Health Care	12.0
Materials	7.0
Information Technology	5.6
Telecommunication Services	4.9
Energy	4.8
Utilities	3.8
Short-Term/Money Market Investment	.9
100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
Dreyfus International Stock Index Fund
July 31, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation at
	Contracts	Contracts ($)	Expiration	07/31/2016 ($)

Financial Futures Long
ASX SPI 200	7	733,977	September 2016	38,398
DJ Euro Stoxx 50	79	2,634,658	September 2016	128,448
FTSE 100	21	1,855,565	September 2016	50,936
Topix	14	1,822,806	September 2016	95,945
Gross Unrealized Appreciation				313,727

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted Quoted	Observable		Unobservable
	Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities – Domestic
Common Stocks†	7,098	-		-	7,098
Equity Securities - Foreign
Common Stocks†	539,534,692	172,924	††	13	539,707,629
Equity Securities - Foreign
Preferred Stocks†	2,904,431	-		-	2,904,431
Mutual Funds	4,271,661	-		-	4,271,661
Rights†	39,013	-		-	39,013
U.S. Treasury	-	514,868		-	514,868
Other Financial Instruments:

Financial Futures†††	313,727	-		-	313,727
Forward Foreign Currency
Exchange Contracts†††	-	145,604		-	145,604
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts†††	-	(250,302)		-	(250,302)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.
†††	Amount shown represents unrealized appreciation (depreciation) at period end.

At October 31, 2015, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities—
Foreign Common Stock ($)
Balance as of 10/31/2015	13
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases/Issuances	-
Sales/Dispositions	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 7/31/2016	13
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 7/31/2016	-

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts ("forward contracts") are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The

NOTES

amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at July 31, 2016.

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Bank of America
Australian Dollar,
Expiring
9/21/2016	520,730	387,795	395,019	7,224
British Pound,
Expiring
9/21/2016	184,400	248,740	244,277	(4,463)
Euro,
Expiring
9/21/2016	225,900	251,219	253,147	1,928
Japanese Yen,
Expiring
9/21/2016	12,765,000	122,547	125,370	2,823

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
Bank of Montreal
Euro,
Expiring
9/21/2016	842,171	962,867	943,749	(19,118)
BNP Paribas
Euro,
Expiring
9/21/2016	29,600	32,659	33,170	511
Japanese Yen,
Expiring
9/21/2016	12,240,000	121,884	120,213	(1,671)
Citigroup
Australian Dollar,
Expiring
9/21/2016	379,500	281,775	287,884	6,109
British Pound,
Expiring
9/21/2016	870,400	1,157,742	1,153,031	(4,711)
Euro,
Expiring
9/21/2016	1,501,300	1,669,169	1,682,378	13,209
Japanese Yen,
Expiring
9/21/2016	74,480,000	723,307	731,495	8,188
Credit Suisse International
Australian Dollar,
Expiring
9/21/2016	129,800	97,527	98,465	938
Japanese Yen,
Expiring
9/21/2016	12,500,000	123,962	122,767	(1,195)
Goldman Sachs International
Australian Dollar,
Expiring
9/21/2016	26,119	19,414	19,814	400
British Pound,
Expiring
9/21/2016	145,464	194,301	192,698	(1,603)
Japanese Yen,
Expiring
9/21/2016	24,640,000	241,112	241,998	886

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
HSBC
British Pound,
Expiring
9/21/2016	129,800	168,260	171,948	3,688
Euro,
Expiring
9/21/2016	551,682	630,091	618,223	(11,868)
Japanese Yen,
Expiring
9/21/2016	51,963,589	492,871	510,353	17,482
Royal Bank of Canada
Australian Dollar,
Expiring
9/21/2016	128,900	96,633	97,782	1,149
Euro,
Expiring
9/21/2016	268,600	297,923	300,997	3,074
Japanese Yen,
Expiring
9/21/2016	51,070,000	497,855	501,577	3,722
Standard Chartered Bank
Australian Dollar,
Expiring
9/21/2016	127,900	95,201	97,023	1,822
British Pound,
Expiring
9/21/2016	1,003,572	1,436,497	1,329,446	(107,051)
Euro,
Expiring
9/21/2016	609,200	681,687	682,678	991
UBS
Euro,
Expiring
9/21/2016	29,400	33,195	32,946	(249)
Japanese Yen,
Expiring
9/21/2016	90,604,190	852,312	889,856	37,544
Sales:
Bank of America
Japanese Yen,
Expiring
9/21/2016	12,940,000	124,052	127,088	(3,036)

NOTES

Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Bank of Montreal
British Pound,
Expiring
9/21/2016	141,927	200,745	188,013	12,732
Japanese Yen,
Expiring
9/21/2016	13,325,000	125,104	130,870	(5,766)
BNP Paribas
Euro,
Expiring
9/21/2016	1,097,800	1,211,602	1,230,210	(18,608)
Japanese Yen,
Expiring
9/21/2016	93,800,000	887,808	921,243	(33,435)
Citigroup
British Pound,
Expiring
9/21/2016	132,200	175,791	175,127	664
Euro,
Expiring
9/21/2016	355,250	401,039	398,098	2,941
Credit Suisse International
Australian Dollar,
Expiring
9/21/2016	411,200	306,312	311,931	(5,619)
British Pound,
Expiring
9/21/2016	132,500	175,496	175,525	(29)
Japanese Yen,
Expiring
9/21/2016	26,270,000	248,870	258,007	(9,137)
Goldman Sachs International
Euro,
Expiring
9/21/2016	91,237	103,159	102,241	918
Japanese Yen,
Expiring
9/21/2016	18,792,160	180,569	184,564	(3,995)
HSBC
Japanese Yen,
Expiring
9/21/2016	15,745,469	149,000	154,642	(5,642)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Royal Bank of Canada
Australian Dollar,
Expiring
9/21/2016	432,169	320,786	327,838	(7,052)
British Pound,
Expiring
9/21/2016	1,150,836	1,541,189	1,524,528	16,661
Euro,
Expiring
9/21/2016	1,014,894	1,133,943	1,137,305	(3,362)
Japanese Yen,
Expiring
9/21/2016	21,169,935	205,842	207,918	(2,076)
UBS
British Pound,
Expiring
9/21/2016	66,400	87,345	87,961	(616)
Gross Unrealized Appreciation				145,604
Gross Unrealized Depreciation				(250,302)

At July 31, 2016, accumulated net unrealized appreciation on investments was $52,318,512, consisting of $125,229,331 gross unrealized appreciation and $72,910,819 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
July 31, 2016 (Unaudited)

Common Stocks - 99.2%	Shares		Value ($)
Automobiles & Components - .9%
BorgWarner	30,590		1,014,976
Delphi Automotive	39,205		2,658,883
Ford Motor	541,091		6,850,212
General Motors	197,511		6,229,497
Goodyear Tire & Rubber	35,853		1,027,906
Harley-Davidson	26,546	[a]	1,404,814
Johnson Controls	89,377		4,104,192
			23,290,480
Banks - 5.2%
Bank of America	1,436,296		20,811,929
BB&T	114,238		4,211,955
Citigroup	409,282		17,930,644
Citizens Financial Group	72,772		1,624,999
Comerica	25,203		1,140,184
Fifth Third Bancorp	111,982		2,125,418
Huntington Bancshares	108,898		1,034,531
JPMorgan Chase & Co.	509,454		32,589,772
KeyCorp	139,554		1,632,782
M&T Bank	22,165		2,539,222
People's United Financial	39,901		604,899
PNC Financial Services Group	70,541		5,830,214
Regions Financial	186,687		1,711,920
SunTrust Banks	71,534		3,025,173
U.S. Bancorp	227,490		9,593,253
Wells Fargo & Co.	643,744		30,880,400
Zions Bancorporation	26,504		738,932
			138,026,227
Capital Goods - 7.1%
3M	84,506		15,072,490
Acuity Brands	6,076	[a]	1,594,525
Allegion	13,700		991,743
AMETEK	33,174		1,560,173
Boeing	83,550		11,167,293
Caterpillar	80,488		6,661,187
Cummins	22,106		2,713,954

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Capital Goods - 7.1% (continued)
Deere & Co.	41,608	[a]	3,233,358
Dover	22,492		1,606,604
Eaton	63,410		4,020,828
Emerson Electric	89,303		4,992,038
Fastenal	39,696	[a]	1,697,004
Flowserve	17,873		855,223
Fluor	20,682		1,106,901
Fortive	41,484		1,999,944
Fortune Brands Home & Security	19,156		1,212,000
General Dynamics	40,068		5,885,589
General Electric	1,281,821		39,915,906
Honeywell International	106,756		12,418,925
Illinois Tool Works	45,100		5,204,540
Ingersoll-Rand	35,600		2,358,856
Jacobs Engineering Group	16,754	[b]	896,674
L-3 Communications Holdings	10,830		1,642,153
Lockheed Martin	36,494		9,223,129
Masco	46,501		1,696,356
Northrop Grumman	25,219		5,463,192
PACCAR	49,527		2,920,607
Parker-Hannifin	18,904		2,158,648
Pentair	25,170	[a]	1,606,349
Quanta Services	22,321	[b]	571,418
Raytheon	41,510		5,791,890
Rockwell Automation	18,368		2,101,299
Rockwell Collins	17,810		1,507,082
Roper Technologies	13,867		2,362,382
Snap-on	7,998		1,257,046
Stanley Black & Decker	20,706		2,519,920
Textron	39,347		1,534,533
TransDigm Group	7,452	[b]	2,082,983
United Rentals	12,836	[b]	1,022,644
United Technologies	108,427		11,672,167
W.W. Grainger	8,235	[a]	1,802,230
Xylem	23,532		1,125,065
			187,226,848
Commercial & Professional Services - .7%
Cintas	12,285		1,317,812
Dun & Bradstreet	4,525		584,856
Equifax	16,434		2,176,848

Common Stocks - 99.2% (continued)	Shares		Value ($)
Commercial & Professional Services - .7% (continued)
Nielsen Holdings	51,684		2,783,700
Pitney Bowes	30,115	[a]	581,521
Republic Services	33,843		1,734,792
Robert Half International	17,800		650,412
Stericycle	11,454	[a,b]	1,033,953
Tyco International	58,212		2,652,721
Verisk Analytics	21,253	[b]	1,812,456
Waste Management	58,427		3,863,193
			19,192,264
Consumer Durables & Apparel - 1.4%
Coach	38,227		1,647,966
D.R. Horton	43,424		1,427,781
Garmin	17,393		944,962
Hanesbrands	55,789		1,487,335
Harman International Industries	9,490		784,254
Hasbro	15,044		1,222,024
Leggett & Platt	18,971		997,305
Lennar, Cl. A	25,356	[a]	1,186,661
Mattel	46,196		1,542,022
Michael Kors Holdings	24,942	[b]	1,290,000
Mohawk Industries	8,740	[b]	1,826,136
Newell Brands	63,566		3,334,672
NIKE, Cl. B	186,078		10,327,329
PulteGroup	46,708		989,275
PVH	10,993		1,110,953
Ralph Lauren	8,118		796,295
Under Armour, Cl. A	24,599	[a,b]	970,677
Under Armour, Cl. C	24,773	[b]	884,396
VF	46,074		2,876,400
Whirlpool	11,016		2,119,038
			37,765,481
Consumer Services - 1.7%
Carnival	61,171		2,857,909
Chipotle Mexican Grill	4,077	[b]	1,728,607
Darden Restaurants	15,655		963,722
H&R Block	32,805		780,431
Marriott International, Cl. A	27,459	[a]	1,968,810
McDonald's	122,415		14,402,125
Royal Caribbean Cruises	22,837	[a]	1,654,312
Starbucks	204,968		11,898,392

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Consumer Services - 1.7% (continued)
Starwood Hotels & Resorts Worldwide	23,235	[c]	1,813,724
Wyndham Worldwide	15,642		1,110,895
Wynn Resorts	11,720	[a]	1,147,974
Yum! Brands	56,778		5,077,089
			45,403,990
Diversified Financials - 4.7%
Affiliated Managers Group	7,467	[b]	1,096,006
American Express	113,793		7,335,097
Ameriprise Financial	23,481		2,250,419
Bank of New York Mellon	149,381		5,885,611
Berkshire Hathaway, Cl. B	261,093	[b]	37,667,887
BlackRock	17,519		6,416,334
Capital One Financial	71,427		4,791,323
Charles Schwab	167,519		4,760,890
CME Group	47,167		4,822,354
Discover Financial Services	57,561		3,271,767
E*TRADE Financial	38,803	[b]	973,179
Franklin Resources	54,002		1,954,332
Goldman Sachs Group	53,863		8,553,983
Intercontinental Exchange	16,393		4,331,031
Invesco	58,434		1,705,104
Legg Mason	14,987		511,656
Leucadia National	45,602		832,693
Moody's	23,949		2,538,833
Morgan Stanley	209,053		6,006,093
Nasdaq	15,532		1,099,044
Navient	51,840		736,128
Northern Trust	29,943		2,023,847
S&P Global	36,848		4,502,826
State Street	56,003		3,683,877
Synchrony Financial	114,205		3,184,035
T. Rowe Price Group	34,764		2,457,467
			123,391,816
Energy - 6.9%
Anadarko Petroleum	69,789		3,805,594
Apache	52,709		2,767,222
Baker Hughes	60,438		2,890,750
Cabot Oil & Gas	63,485		1,566,175
Chesapeake Energy	69,120	[a,b]	374,630
Chevron	262,602		26,911,453

Common Stocks - 99.2% (continued)	Shares		Value ($)
Energy - 6.9% (continued)
Cimarex Energy	12,480		1,497,850
Concho Resources	17,824	[b]	2,213,741
ConocoPhillips	171,568		7,003,406
Devon Energy	70,638		2,704,023
Diamond Offshore Drilling	7,612	[a]	172,945
EOG Resources	75,891		6,200,295
EQT	24,028		1,750,680
Exxon Mobil	577,792		51,394,598
FMC Technologies	33,329	[b]	845,890
Halliburton	117,965		5,150,352
Helmerich & Payne	15,677	[a]	971,504
Hess	36,727		1,970,404
Kinder Morgan	252,172		5,126,657
Marathon Oil	116,833		1,593,602
Marathon Petroleum	74,820		2,947,160
Murphy Oil	21,902	[a]	600,772
National Oilwell Varco	54,369	[a]	1,758,837
Newfield Exploration	27,452	[b]	1,188,672
Noble Energy	58,110		2,075,689
Occidental Petroleum	105,595		7,891,114
ONEOK	30,117		1,348,940
Phillips 66	65,926		5,014,332
Pioneer Natural Resources	22,639		3,680,422
Range Resources	24,052		969,536
Schlumberger	193,595		15,588,269
Southwestern Energy	53,220	[b]	775,948
Spectra Energy	93,812		3,374,418
Tesoro	17,115		1,303,307
Transocean	49,309	[a]	541,906
Valero Energy	66,628		3,483,312
Williams	92,051		2,206,462
			181,660,867
Food & Staples Retailing - 2.2%
Costco Wholesale	61,035		10,206,273
CVS Health	149,763		13,886,025
Kroger	135,325		4,626,762
Sysco	72,680		3,764,097
Walgreens Boots Alliance	120,216		9,527,118
Wal-Mart Stores	212,957		15,539,472

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Food & Staples Retailing - 2.2% (continued)
Whole Foods Market	45,142	[a]	1,375,928
			58,925,675
Food, Beverage & Tobacco - 5.7%
Altria Group	272,580		18,453,666
Archer-Daniels-Midland	81,956		3,694,576
Brown-Forman, Cl. B	14,745		1,447,812
Campbell Soup	24,947		1,553,450
Coca-Cola	542,512		23,669,799
ConAgra Foods	60,236		2,816,635
Constellation Brands, Cl. A	24,404		4,017,631
Dr. Pepper Snapple Group	26,028		2,564,018
General Mills	82,433		5,926,108
Hershey	19,617		2,172,779
Hormel Foods	37,489		1,400,214
J.M. Smucker	16,406		2,529,149
Kellogg	35,144		2,906,760
Kraft Heinz	83,003		7,170,629
McCormick & Co.	15,950		1,630,887
Mead Johnson Nutrition	25,918		2,311,886
Molson Coors Brewing, Cl. B	25,042		2,558,291
Mondelez International, Cl. A	216,379		9,516,348
Monster Beverage	19,654	[b]	3,157,022
PepsiCo	200,659		21,855,778
Philip Morris International	216,140		21,670,196
Reynolds American	114,104		5,712,046
Tyson Foods, Cl. A	41,751		3,072,874
			151,808,554
Health Care Equipment & Services - 5.5%
Abbott Laboratories	205,842		9,211,429
Aetna	48,515		5,589,413
AmerisourceBergen	25,613		2,181,971
Anthem	36,625		4,810,327
Baxter International	76,906		3,693,026
Becton Dickinson & Co.	29,558		5,202,208
Boston Scientific	187,093	[b]	4,542,618
C.R. Bard	10,000		2,237,300
Cardinal Health	45,534		3,806,642
Centene	23,594	[b]	1,664,557
Cerner	41,416	[a,b]	2,583,944
Cigna	35,200		4,539,392

Common Stocks - 99.2% (continued)	Shares		Value ($)
Health Care Equipment & Services - 5.5% (continued)
Danaher	82,967		6,756,832
DaVita HealthCare Partners	23,092	[b]	1,790,554
DENTSPLY SIRONA	33,302		2,132,660
Edwards Lifesciences	28,966	[b]	3,317,186
Express Scripts Holding	88,226	[b]	6,711,352
HCA Holdings	42,460	[b]	3,274,940
Henry Schein	11,615	[b]	2,102,083
Hologic	34,267	[b]	1,318,937
Humana	20,321		3,506,389
Intuitive Surgical	5,298	[b]	3,686,136
Laboratory Corporation of America Holdings	13,786	[b]	1,923,974
McKesson	31,539		6,136,228
Medtronic	195,919		17,168,382
Patterson	10,687		527,510
Quest Diagnostics	20,229		1,746,976
St. Jude Medical	38,837		3,225,024
Stryker	43,297		5,034,575
UnitedHealth Group	132,471		18,969,847
Universal Health Services, Cl. B	12,679		1,642,311
Varian Medical Systems	14,360	[a,b]	1,360,466
Zimmer Biomet Holdings	26,945		3,533,567
			145,928,756
Household & Personal Products - 2.1%
Church & Dwight	18,113		1,779,421
Clorox	18,224		2,388,620
Colgate-Palmolive	124,413		9,260,060
Estee Lauder, Cl. A	31,021		2,881,851
Kimberly-Clark	50,182		6,501,078
Procter & Gamble	370,868		31,742,592
			54,553,622
Insurance - 2.6%
Aflac	57,742		4,173,592
Allstate	53,631		3,664,606
American International Group	156,019		8,493,674
Aon	36,946		3,955,808
Arthur J. Gallagher & Co.	24,621		1,211,107
Assurant	8,849		734,555
Chubb	64,697		8,103,946
Cincinnati Financial	20,340		1,519,398
Hartford Financial Services Group	55,105		2,195,934

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Insurance - 2.6% (continued)
Lincoln National	33,495		1,462,727
Loews	37,239		1,539,088
Marsh & McLennan Cos.	72,800		4,786,600
MetLife	152,114		6,501,352
Principal Financial Group	36,816		1,716,730
Progressive	80,162		2,606,067
Prudential Financial	61,645		4,641,252
Torchmark	16,787		1,038,612
Travelers	40,984		4,763,160
Unum Group	33,186		1,108,744
Willis Towers Watson	18,976		2,345,813
XL Group	42,499		1,470,890
			68,033,655
Materials - 2.9%
Air Products & Chemicals	27,085		4,047,041
Albemarle	15,643		1,316,671
Alcoa	179,585		1,907,193
Avery Dennison	12,548		977,364
Ball	23,158		1,636,576
CF Industries Holdings	32,915		812,342
Dow Chemical	155,471		8,344,129
E.I. du Pont de Nemours & Co.	121,152		8,380,084
Eastman Chemical	21,092		1,375,831
Ecolab	36,431		4,312,702
FMC	19,575		930,596
Freeport-McMoRan	173,602	[a]	2,249,882
International Flavors & Fragrances	11,230		1,496,397
International Paper	58,130		2,662,935
LyondellBasell Industries, Cl. A	48,034		3,615,039
Martin Marietta Materials	9,185		1,861,340
Monsanto	60,347		6,443,249
Mosaic	48,905	[a]	1,320,435
Newmont Mining	73,369		3,228,236
Nucor	43,103		2,312,045
Owens-Illinois	24,149	[b]	453,760
PPG Industries	37,862		3,964,530
Praxair	39,183		4,566,387
Sealed Air	27,911		1,316,841
Sherwin-Williams	10,847		3,251,171
Vulcan Materials	17,853		2,213,415

Common Stocks - 99.2% (continued)	Shares		Value ($)
Materials - 2.9% (continued)
WestRock	36,367		1,560,508
			76,556,699
Media - 2.7%
CBS, Cl. B	58,616		3,060,928
Comcast, Cl. A	337,398		22,690,015
Discovery Communications, Cl. A	22,002	[b]	552,030
Discovery Communications, Cl. C	36,248	[b]	889,526
Interpublic Group of Companies	54,928		1,266,640
News Corp., Cl. A	52,547		681,535
News Corp., Cl. B	14,294		192,111
Omnicom Group	33,002		2,715,735
Scripps Networks Interactive, Cl. A	12,552		829,185
TEGNA	32,604		714,028
Time Warner	110,516		8,471,051
Twenty-First Century Fox, Cl. A	155,547		4,143,772
Twenty-First Century Fox, Cl. B	59,131		1,598,311
Viacom, Cl. B	49,036		2,229,667
Walt Disney	208,402		19,996,172
			70,030,706
Pharmaceuticals, Biotechnology & Life Sciences - 9.5%
AbbVie	225,339	[a]	14,924,202
Agilent Technologies	44,931		2,161,630
Alexion Pharmaceuticals	31,065	[b]	3,994,959
Allergan	54,779	[b]	13,856,348
Amgen	104,664		18,005,348
Biogen	30,594	[b]	8,870,118
Bristol-Myers Squibb	231,717		17,334,749
Celgene	108,361	[b]	12,157,021
Eli Lilly & Co.	134,665		11,162,382
Endo International	28,044	[b]	486,844
Gilead Sciences	185,712		14,758,533
Illumina	20,399	[b]	3,393,374
Johnson & Johnson	383,016		47,965,094
Mallinckrodt	15,802	[b]	1,064,107
Merck & Co.	386,358		22,663,760
Mylan	59,438	[b]	2,781,104
PerkinElmer	15,825		900,759
Perrigo	20,338		1,858,690
Pfizer	845,008		31,172,345
Regeneron Pharmaceuticals	10,835	[b]	4,606,175

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 9.5% (continued)
Thermo Fisher Scientific	55,058		8,745,413
Vertex Pharmaceuticals	33,863	[b]	3,284,711
Waters	11,327	[b]	1,800,200
Zoetis	63,081		3,183,698
			251,131,564
Real Estate - 3.2%
American Tower	59,138	[c]	6,846,406
Apartment Investment & Management, Cl. A	20,185	[c]	927,904
AvalonBay Communities	18,833	[c]	3,496,346
Boston Properties	21,328	[c]	3,031,349
CBRE Group, Cl. A	39,748	[b,c]	1,130,831
Crown Castle International	46,922	[c]	4,552,842
Digital Realty Trust	20,309	[a,c]	2,121,478
Equinix	9,458	[c]	3,526,604
Equity Residential	49,784	[c]	3,384,814
Essex Property Trust	9,050	[c]	2,116,614
Extra Space Storage	17,035	[a,c]	1,465,351
Federal Realty Investment Trust	9,583	[c]	1,626,235
General Growth Properties	80,329	[c]	2,566,512
HCP	62,727	[a,c]	2,460,780
Host Hotels & Resorts	105,456	[c]	1,870,789
Iron Mountain	33,460	[c]	1,378,887
Kimco Realty	58,398	[c]	1,874,576
Macerich	18,523	[c]	1,652,993
Prologis	73,159	[c]	3,986,434
Public Storage	20,278	[c]	4,844,820
Realty Income	35,861	[a,c]	2,562,986
Simon Property Group	42,944	[c]	9,750,006
SL Green Realty	13,686	[c]	1,612,485
UDR	36,127	[c]	1,345,008
Ventas	45,893	[a,c]	3,495,211
Vornado Realty Trust	24,705	[c]	2,653,317
Welltower	49,718	[a,c]	3,944,129
Weyerhaeuser	104,297	[c]	3,412,598
			83,638,305
Retailing - 5.6%
Advance Auto Parts	10,203		1,733,082
Amazon.com	53,907	[b]	40,905,171
AutoNation	9,889	[a,b]	527,578
AutoZone	4,195	[b]	3,414,604

Common Stocks - 99.2% (continued)	Shares		Value ($)
Retailing - 5.6% (continued)
Bed Bath & Beyond	21,586	[a]	970,291
Best Buy	39,167		1,316,011
CarMax	27,210	[a,b]	1,585,255
Dollar General	40,297		3,817,738
Dollar Tree	32,302	[b]	3,110,360
Expedia	16,050		1,872,232
Foot Locker	19,051	[a]	1,135,821
Gap	32,793		845,731
Genuine Parts	21,275		2,175,156
Home Depot	173,430		23,974,963
Kohl's	27,933		1,161,733
L Brands	35,190		2,600,541
LKQ	42,501	[b]	1,461,609
Lowe's	123,584		10,168,492
Macy's	43,124		1,545,133
Netflix	59,410	[b]	5,421,162
Nordstrom	17,852	[a]	789,594
O'Reilly Automotive	13,721	[b]	3,987,734
Priceline Group	6,880	[b]	9,293,573
Ross Stores	56,011		3,463,160
Signet Jewelers	11,140		979,317
Staples	85,538		794,648
Target	82,160		6,189,113
The TJX Companies	92,560		7,564,003
Tiffany & Co.	14,999	[a]	967,735
Tractor Supply	19,148		1,754,914
TripAdvisor	16,022	[a,b]	1,121,059
Ulta Salon Cosmetics & Fragrance	8,841	[b]	2,309,358
Urban Outfitters	14,078	[b]	420,932
			149,377,803
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices	43,697		2,789,180
Applied Materials	151,995		3,995,949
Broadcom	51,516		8,344,562
First Solar	10,425	[a,b]	486,639
Intel	655,691		22,857,388
KLA-Tencor	21,642		1,638,516
Lam Research	21,435	[a]	1,924,220
Linear Technology	32,665		1,959,573
Microchip Technology	29,892	[a]	1,663,191

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.0% (continued)
Micron Technology	147,976	[b]	2,033,190
NVIDIA	70,922		4,049,646
Qorvo	17,980	[b]	1,136,875
QUALCOMM	204,791		12,815,821
Skyworks Solutions	26,384		1,741,872
Texas Instruments	140,968		9,832,518
Xilinx	36,170		1,847,564
			79,116,704
Software & Services - 12.3%
Accenture, Cl. A	87,153		9,831,730
Activision Blizzard	69,174		2,778,028
Adobe Systems	69,160	[b]	6,767,998
Akamai Technologies	25,138	[b]	1,270,223
Alliance Data Systems	8,389	[b]	1,943,060
Alphabet, Cl. A	40,916	[b]	32,378,467
Alphabet, Cl. C	41,247	[b]	31,710,281
Autodesk	32,204	[b]	1,914,528
Automatic Data Processing	63,951		5,688,441
CA	42,849		1,484,718
Citrix Systems	21,658	[b]	1,930,378
Cognizant Technology Solutions, Cl. A	83,838	[b]	4,819,847
CSRA	18,481		497,509
eBay	147,464	[b]	4,594,978
Electronic Arts	42,586	[a,b]	3,250,164
Facebook, Cl. A	322,074	[b]	39,917,852
Fidelity National Information Services	38,400		3,053,952
Fiserv	30,977	[b]	3,418,622
Global Payments	21,386		1,596,679
International Business Machines	122,729		19,712,732
Intuit	35,667		3,958,680
MasterCard, Cl. A	135,326		12,888,448
Microsoft	1,095,423		62,088,576
Oracle	433,821		17,804,014
Paychex	44,561		2,641,576
PayPal Holdings	152,953		5,695,970
Red Hat	25,532	[b]	1,922,304
salesforce.com	88,717	[b]	7,257,051
Symantec	85,519		1,747,153
Teradata	20,010	[b]	567,884
Total System Services	23,499		1,196,569

Common Stocks - 99.2% (continued)	Shares		Value ($)
Software & Services - 12.3% (continued)
VeriSign	13,569	[a,b]	1,175,211
Visa, Cl. A	266,452		20,796,579
Western Union	71,362		1,427,240
Xerox	138,569		1,427,261
Yahoo!	120,881	[b]	4,616,445
			325,771,148
Technology Hardware & Equipment - 5.1%
Amphenol, Cl. A	42,972		2,557,693
Apple	763,463		79,560,479
Cisco Systems	700,638		21,390,478
Corning	154,701		3,437,456
EMC	270,218		7,641,765
F5 Networks	9,567	[b]	1,180,759
FLIR Systems	18,997		618,922
Harris	17,006		1,473,060
Hewlett Packard Enterprise	231,767		4,871,742
HP	239,874		3,360,635
Juniper Networks	46,605		1,057,467
Motorola Solutions	21,981		1,525,042
NetApp	42,152		1,110,705
Seagate Technology	41,495	[a]	1,329,085
TE Connectivity	51,400		3,098,392
Western Digital	38,244		1,816,972
			136,030,652
Telecommunication Services - 2.8%
AT&T	857,739		37,131,521
CenturyLink	75,558		2,375,544
Frontier Communications	159,799	[a]	830,955
Level 3 Communications	39,829	[b]	2,015,347
Verizon Communications	567,967		31,471,051
			73,824,418
Transportation - 2.0%
Alaska Air Group	17,137		1,151,949
American Airlines Group	83,788	[a]	2,974,474
CH Robinson Worldwide	19,454		1,354,387
CSX	133,775		3,789,846
Delta Air Lines	109,292		4,235,065
Expeditors International of Washington	26,249		1,297,488
FedEx	34,820		5,637,358
J.B. Hunt Transport Services	12,853		1,068,470

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Transportation - 2.0% (continued)
Kansas City Southern	15,651		1,504,218
Norfolk Southern	41,388		3,715,815
Ryder System	7,175		472,833
Southwest Airlines	88,613		3,279,567
Union Pacific	118,058		10,985,297
United Continental Holdings	46,876	[b]	2,198,016
United Parcel Service, Cl. B	95,787		10,354,575
			54,019,358
Utilities - 3.4%
AES	94,921		1,172,274
Alliant Energy	31,639		1,273,470
Ameren	33,784		1,771,633
American Electric Power	68,144		4,722,379
American Water Works	24,782		2,046,498
CenterPoint Energy	56,799		1,358,632
CMS Energy	38,449		1,737,126
Consolidated Edison	42,328		3,389,626
Dominion Resources	85,785		6,692,946
DTE Energy	25,044		2,442,291
Duke Energy	95,974		8,214,415
Edison International	45,445		3,516,534
Entergy	24,227		1,971,836
Eversource Energy	42,890		2,508,636
Exelon	126,303		4,708,576
FirstEnergy	58,233		2,033,496
NextEra Energy	63,925		8,200,938
NiSource	45,393		1,164,784
NRG Energy	48,197		667,046
PG&E	68,387		4,372,665
Pinnacle West Capital	15,859		1,250,799
PPL	93,508		3,526,187
Public Service Enterprise Group	69,232		3,185,364
SCANA	19,889		1,490,482
Sempra Energy	32,389		3,623,681
Southern	130,666		6,990,631
WEC Energy Group	43,952		2,852,924
Xcel Energy	70,430		3,097,511
			89,983,380
Total Common Stocks (cost $961,407,519)			2,624,688,972

	Principal
Short-Term Investments - .1%	Amount ($)		Value ($)
U.S. Treasury Bills
0.23%, 9/15/16
(cost $1,324,619)	1,325,000	[d]	1,324,661
Other Investment - .9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $24,887,278)	24,887,278	[e]	24,887,278
Investment of Cash Collateral for Securities Loaned - .9%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $24,475,948)	24,475,948	[e]	24,475,948
Total Investments (cost $1,012,095,364)	101.1%		2,675,376,859
Liabilities, Less Cash and Receivables	(1.1%)		(29,336,439)
Net Assets	100.0%		2,646,040,420

[a] Security, or portion thereof, on loan. At July 31, 2016, the value of the fund’s securities on loan was $82,310,598 and the value of the collateral held by the fund was $83,942,584, consisting of cash collateral of $24,475,948 and U.S. Government & Agency securities valued at $59,466,636.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Held by or on behalf of a counterparty for open financial futures contracts.
[e] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	12.3
Pharmaceuticals, Biotechnology & Life Sciences	9.5
Capital Goods	7.1
Energy	6.9
Food, Beverage & Tobacco	5.7
Retailing	5.6
Health Care Equipment & Services	5.5
Banks	5.2
Technology Hardware & Equipment	5.1
Diversified Financials	4.7
Utilities	3.4
Real Estate	3.2
Semiconductors & Semiconductor Equipment	3.0
Materials	2.9
Telecommunication Services	2.8
Media	2.7
Insurance	2.6
Food & Staples Retailing	2.2
Household & Personal Products	2.1
Transportation	2.0
Short-Term/Money Market Investments	1.9
Consumer Services	1.7
Consumer Durables & Apparel	1.4
Automobiles & Components	.9
Commercial & Professional Services	.7
101.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

		Level 2 – Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investment in Securities:
Equity Securities-
Domestic
Common Stocks†	2,611,187,374	-	-	2,611,187,374
Equity Securities-
Foreign
Common Stocks†	13,501,598	-	-	13,501,598
Mutual Funds	49,363,226	-	-	49,363,226
U.S. Treasury	-	1,324,661	-	1,324,661
Other Financial Instruments:
Financial Futures††	383,989	-	-	383,989

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus S&P 500 Index Fund
July 31, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation at
	Contracts	Contracts ($)	Expiration	07/31/2016	($)

Financial Futures Long
Standard & Poor's 500 E-mini	257	27,861,370	September 2016	383,989
Gross Unrealized Appreciation				383,989

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

At July 31, 2016, accumulated net unrealized appreciation on investments was $1,663,281,495, consisting of $1,694,357,124 gross unrealized appreciation and $31,075,629 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
July 31, 2016 (Unaudited)

Common Stocks - 99.2%	Shares		Value ($)
Automobiles & Components - 1.4%
American Axle & Manufacturing Holdings	250,702	[a,b]	4,364,722
Dorman Products	100,123	[a,b]	6,377,835
Drew Industries	69,507		6,367,536
Gentherm	100,500	[b]	3,372,780
Motorcar Parts of America	60,088	[b]	1,684,267
Standard Motor Products	53,375		2,238,547
Superior Industries International	82,860		2,532,202
Winnebago Industries	97,087	[a]	2,306,787
			29,244,676
Banks - 10.4%
Ameris Bancorp	74,631		2,474,764
Astoria Financial	243,163		3,567,201
Banc of California	148,966		3,304,066
Bank Mutual	165,021		1,260,760
Banner	69,113		2,884,777
BBCN Bancorp	263,162		4,044,800
BofI Holding	200,765	[a,b]	3,376,867
Boston Private Financial Holdings	304,398		3,689,304
Brookline Bancorp	216,572		2,466,755
Cardinal Financial	128,746		3,316,497
Central Pacific Financial	122,828		3,012,971
City Holding	37,313		1,742,517
Columbia Banking System	166,828		5,058,225
Community Bank System	137,374		6,062,315
Customers Bancorp	96,631	[b]	2,487,282
CVB Financial	336,748		5,539,505
Dime Community Bancshares	130,379		2,255,557
First BanCorp	353,511	[b]	1,622,615
First Commonwealth Financial	295,442		2,851,015
First Financial Bancorp	223,105		4,754,368
First Financial Bankshares	196,778	[a]	6,723,904
First Midwest Bancorp	265,394		4,954,906
First NBC Bank Holding	70,896	[b]	1,349,151
Glacier Bancorp	230,184		6,348,475
Great Western Bancorp	204,142		6,771,390

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Banks - 10.4% (continued)
Hanmi Financial	128,106		3,141,159
Home BancShares	372,099		7,765,706
Independent Bank	94,212		4,730,385
LegacyTexas Financial Group	113,388		3,233,826
LendingTree	25,305	[a,b]	2,555,299
NBT Bancorp	145,155		4,328,522
Northfield Bancorp	167,608		2,502,387
Northwest Bancshares	272,241		4,059,113
OFG Bancorp	117,146		1,242,919
Old National Bancorp	459,909		6,052,402
Opus Bank	51,252		1,654,415
Oritani Financial	156,239		2,534,197
Pinnacle Financial Partners	111,098		5,900,415
Provident Financial Services	162,688		3,278,163
S&T Bancorp	88,493		2,255,687
ServisFirst Bancshares	65,303	[a]	3,306,291
Simmons First National, Cl. A	77,355		3,554,462
Southside Bancshares	68,601	[a]	2,098,505
Sterling Bancorp	341,103		5,761,230
Talmer Bancorp, Cl. A	224,243		4,713,588
Texas Capital Bancshares	131,285	[b]	6,372,574
Tompkins Financial	43,267		3,147,242
TrustCo Bank	213,180		1,413,383
UMB Financial	142,043		7,870,603
United Bankshares	187,737	[a]	7,190,327
United Community Banks	211,605		4,071,280
Walker & Dunlop	108,594	[b]	2,570,420
Westamerica Bancorporation	67,769	[a]	3,187,854
Wilshire Bancorp	247,673		2,660,008
Wintrust Financial	150,303		7,935,998
			213,008,347
Capital Goods - 10.2%
AAON	145,389		3,849,901
AAR	120,325		2,907,052
Actuant, Cl. A	191,037	[a]	4,537,129
Aegion	125,096	[b]	2,566,970
Aerojet Rocketdyne Holdings	202,990	[b]	3,828,391
Aerovironment	42,295	[b]	1,199,063
Alamo Group	30,085		2,019,606
Albany International, Cl. A	88,791		3,758,523

Common Stocks - 99.2% (continued)	Shares		Value ($)
Capital Goods - 10.2% (continued)
American Science & Engineering	26,377		973,575
American Woodmark	41,178	[b]	3,056,643
Apogee Enterprises	100,689	[a]	4,707,211
Applied Industrial Technologies	125,093		5,873,116
Astec Industries	66,664		4,018,506
AZZ	88,426		5,489,486
Barnes Group	175,554		6,658,763
Briggs & Stratton	165,828		3,769,270
Chart Industries	103,343	[b]	3,102,357
CIRCOR International	46,950		2,673,333
Comfort Systems USA	128,285		3,897,298
Cubic	59,604		2,434,227
DXP Enterprises	32,979	[b]	548,771
Dycom Industries	94,120	[a,b]	8,851,986
Encore Wire	59,979		2,251,012
EnerSys	142,642		8,893,729
Engility Holdings	42,069	[b]	1,221,684
EnPro Industries	72,226		3,304,339
ESCO Technologies	70,407		2,981,736
Federal Signal	233,437		3,069,697
Franklin Electric	124,370		4,815,606
General Cable	168,548		2,482,712
Gibraltar Industries	95,997	[b]	3,386,774
Griffon	124,498		2,133,896
Harsco	208,348		2,039,727
Hillenbrand	178,833		5,785,248
John Bean Technologies	83,103		5,561,253
Kaman	87,828	[a]	3,790,656
Lindsay	25,828		1,812,092
Lydall	49,238	[b]	2,199,954
Mercury Systems	111,386	[b]	2,887,125
Moog, Cl. A	113,319	[b]	6,240,477
Mueller Industries	182,185		6,201,577
MYR Group	36,448	[b]	899,172
National Presto Industries	15,580		1,395,033
Orion Marine Group	50,589	[b]	285,828
PGT	121,622	[b]	1,459,464
Powell Industries	25,609		943,436
Proto Labs	68,323	[a,b]	3,760,498
Quanex Building Products	114,108		2,281,019

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Capital Goods - 10.2% (continued)
Raven Industries	112,754		2,340,773
Simpson Manufacturing	142,886		5,829,749
SPX	148,862	[b]	2,253,771
SPX FLOW	115,362		3,147,075
Standex International	39,130		3,474,744
TASER International	153,731	[a,b]	4,452,050
Tennant	46,071		2,952,230
The Greenbrier Companies	98,898		3,246,821
Titan International	125,092	[a]	826,858
Trex	90,337	[b]	4,381,344
Universal Forest Products	69,109		7,472,065
Veritiv	21,582	[b]	911,192
Vicor	60,931	[b]	645,869
Watts Water Technologies, Cl. A	76,801		4,750,142
			209,489,604
Commercial & Professional Services - 5.0%
ABM Industries	158,542		5,899,348
Brady, Cl. A	161,429		5,188,328
CDI	46,063		291,118
Essendant	107,777		2,159,851
Exponent	74,922		3,806,787
G&K Services, Cl. A	56,830		4,558,334
Healthcare Services Group	211,064	[a]	8,191,394
Heidrick & Struggles International	54,834		1,067,070
Insperity	58,304		4,576,281
Interface	233,630		4,172,632
Kelly Services, Cl. A	124,394		2,546,345
Korn/Ferry International	162,347		3,735,604
Matthews International, Cl. A	90,341		5,430,398
Mobile Mini	123,099	[a]	4,001,948
Multi-Color	37,542		2,424,462
Navigant Consulting	158,378	[b]	3,121,630
On Assignment	155,553	[b]	5,747,683
Resources Connection	129,941		1,936,121
Team	87,280	[b]	2,409,801
Tetra Tech	170,160		5,603,369
The Brink's Company	153,981		5,053,656
TrueBlue	148,233	[b]	3,310,043
UniFirst	50,282		5,876,960
US Ecology	61,855		2,802,031

Common Stocks - 99.2% (continued)	Shares		Value ($)
Commercial & Professional Services - 5.0% (continued)
Viad	49,231		1,714,223
WageWorks	109,650	[b]	6,777,466
			102,402,883
Consumer Durables & Apparel - 3.7%
Arctic Cat	13,910	[a]	217,135
Callaway Golf	326,175		3,490,072
Cavco Industries	24,094	[b]	2,394,462
Crocs	197,221	[b]	2,234,514
Ethan Allen Interiors	92,016		3,195,716
G-III Apparel Group	119,983	[b]	4,802,919
Iconix Brand Group	163,334	[a,b]	1,176,005
Installed Building Products	44,670	[b]	1,600,526
iRobot	100,959	[a,b]	3,828,365
La-Z-Boy	177,983		5,378,646
LGI Homes	45,778	[b]	1,571,559
M.D.C. Holdings	114,468		3,012,798
M/I Homes	67,744	[b]	1,527,627
Meritage Homes	105,185	[b]	3,827,682
Movado Group	68,386		1,544,840
Oxford Industries	55,238		3,158,509
Perry Ellis International	53,824	[b]	1,152,910
Steven Madden	173,470	[b]	6,074,919
Sturm Ruger & Co.	60,726	[a]	4,129,368
TopBuild	111,450		4,208,352
Tumi Holdings	157,945	[b]	4,225,029
Unifi	37,348	[b]	1,009,516
Universal Electronics	40,412	[b]	3,125,464
Vera Bradley	69,429	[b]	1,010,886
Wolverine World Wide	301,574		7,385,547
			75,283,366
Consumer Services - 3.3%
American Public Education	54,730	[b]	1,567,467
Belmond, Cl. A	280,677	[b]	3,224,979
Biglari Holdings	3,508	[b]	1,456,206
BJ's Restaurants	76,726	[a,b]	2,980,038
Bob Evans Farms	64,018		2,354,582
Boyd Gaming	261,254	[b]	5,123,191
Capella Education	29,091		1,741,678
Career Education	225,878	[b]	1,560,817
Chuy's Holdings	60,992	[a,b]	2,056,650

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Consumer Services - 3.3% (continued)
DineEquity	52,678		4,286,409
Fiesta Restaurant Group	83,725	[b]	1,870,416
Interval Leisure Group	352,243		6,333,329
Marcus	68,456		1,516,300
Marriott Vacations Worldwide	73,939		5,641,546
Monarch Casino & Resort	31,926	[b]	744,834
Papa John's International	86,586		6,403,035
Popeyes Louisiana Kitchen	66,877	[b]	3,830,715
Red Robin Gourmet Burgers	34,034	[b]	1,645,884
Regis	96,776	[b]	1,300,669
Ruby Tuesday	150,203	[b]	606,820
Ruth's Hospitality Group	151,883		2,425,572
Scientific Games, Cl. A	174,252	[a,b]	1,856,655
Sonic	174,063		4,684,035
Strayer Education	36,916	[b]	1,687,800
			66,899,627
Diversified Financials - 2.2%
Calamos Asset Management, Cl. A	67,277		468,248
Cash America International	80,202		3,436,656
Encore Capital Group	54,162	[a,b]	1,322,094
Enova International	73,384	[b]	667,061
Evercore Partners, Cl. A	129,315		6,552,391
EZCORP, Cl. A	102,152	[b]	925,497
Financial Engines	161,073	[a]	4,250,716
First Cash Financial Services	82,790		4,247,955
Green Dot, Cl. A	131,645	[b]	3,185,809
Greenhill & Co.	81,156		1,609,323
Interactive Brokers Group, Cl. A	166,464		5,799,606
INTL. FCStone	40,965	[b]	1,193,720
Investment Technology Group	94,719		1,581,807
Piper Jaffray	57,375	[b]	2,371,882
PRA Group	142,893	[a,b]	3,980,999
Virtus Investment Partners	14,312	[a]	1,206,358
World Acceptance	36,055	[b]	1,566,950
			44,367,072
Energy - 2.8%
Archrock	235,593		2,099,134
Atwood Oceanics	200,504	[a]	2,141,383
Basic Energy Services	219,958	[a,b]	153,971
Bill Barrett	251,922	[b]	1,503,974

Common Stocks - 99.2% (continued)	Shares		Value ($)
Energy - 2.8% (continued)
Bonanza Creek Energy	368,583	[a,b]	296,009
Bristow Group	99,249	[a]	1,072,882
CARBO Ceramics	64,206	[a]	905,305
Carrizo Oil & Gas	176,406	[a,b]	5,786,117
Cloud Peak Energy	292,322	[a,b]	996,818
Contango Oil & Gas	118,049	[b]	1,089,592
Era Group	55,725	[b]	489,266
Exterran	95,295		1,212,152
Geospace Technologies	35,932	[a,b]	592,878
Green Plains	91,925	[a]	2,084,859
Gulf Island Fabrication	45,208		382,460
GulfMark Offshore, Cl. A	105,000	[a,b]	304,500
Helix Energy Solutions Group	261,076	[b]	2,072,943
Hornbeck Offshore Services	103,675	[a,b]	827,326
Matrix Service	95,824	[b]	1,587,804
Newpark Resources	252,175	[b]	1,593,746
Northern Oil and Gas	234,017	[a,b]	926,707
PDC Energy	135,802	[a,b]	7,437,876
Pioneer Energy Services	273,578	[b]	861,771
REX American Resources	21,103	[b]	1,388,577
SEACOR Holdings	48,342	[a,b]	2,732,290
Synergy Resources	613,138	[a,b]	3,991,528
Tesco	139,534		922,320
TETRA Technologies	322,117	[b]	1,935,923
Tidewater	223,576	[a]	954,670
Unit	163,260	[b]	2,040,750
US Silica Holdings	186,701		6,435,583
			56,821,114
Food & Staples Retailing - .3%
Andersons	71,061		2,627,836
SpartanNash	116,252		3,661,938
			6,289,774
Food, Beverage & Tobacco - 2.0%
B&G Foods	188,297		9,714,242
Calavo Growers	43,986		2,893,399
Cal-Maine Foods	109,089	[a]	4,570,829
Darling Ingredients	502,158	[b]	7,924,053
J&J Snack Foods	41,191		5,009,238
Sanderson Farms	60,237	[a]	5,276,159
Seneca Foods, Cl. A	18,438	[b]	722,216

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 2.0% (continued)
Universal	79,634	[a]	4,723,093
			40,833,229
Health Care Equipment & Services - 9.0%
Abaxis	65,938		3,261,293
Aceto	82,643		2,124,752
Adeptus Health, Cl. A	41,929	[a,b]	1,868,776
Air Methods	108,564	[a,b]	3,614,096
Almost Family	20,989	[b]	835,152
Amedisys	85,108	[b]	4,557,533
AMN Healthcare Services	152,900	[b]	6,467,670
Analogic	42,318		3,555,558
AngioDynamics	133,436	[b]	2,213,703
Anika Therapeutics	51,271	[b]	2,559,448
BioTelemetry	86,913	[b]	1,653,085
Cantel Medical	111,377		7,456,690
Chemed	56,706	[a]	8,343,721
Computer Programs & Systems	36,712		1,455,264
CONMED	78,023		3,170,855
CorVel	36,185	[b]	1,635,562
Cross Country Healthcare	83,267	[b]	1,217,364
CryoLife	75,803		1,104,450
Cynosure, Cl. A	79,572	[a,b]	4,373,277
Diplomat Pharmacy	100,640	[a,b]	3,615,995
Ensign Group	128,996		2,773,414
Haemonetics	170,420	[b]	5,167,134
HealthEquity	109,271	[a,b]	3,225,680
HealthStream	53,985	[b]	1,308,057
Healthways	107,758	[b]	1,814,645
HMS Holdings	278,092	[b]	5,528,469
ICU Medical	41,041	[b]	4,791,947
Inogen	48,850	[b]	2,625,199
Integer Holdings	68,597	[b]	1,523,539
Integra LifeSciences Holdings	88,776	[b]	7,481,154
Invacare	78,435		903,571
Kindred Healthcare	249,783		3,062,340
Landauer	29,920		1,248,262
LHC Group	41,371	[b]	1,872,451
Magellan Health	81,428	[b]	5,575,375
Masimo	144,328	[b]	7,645,054
Medidata Solutions	179,748	[b]	9,553,606

Common Stocks - 99.2% (continued)	Shares		Value ($)
Health Care Equipment & Services - 9.0% (continued)
Meridian Bioscience	120,398		2,330,905
Merit Medical Systems	134,637	[b]	3,155,891
Natus Medical	114,782	[b]	4,514,376
Neogen	107,879	[b]	5,949,527
NuVasive	146,239	[b]	9,096,066
Omnicell	103,551	[b]	4,005,353
PharMerica	102,870	[b]	2,732,227
Providence Service	34,346	[b]	1,661,316
Quality Systems	149,813		1,839,704
Quorum Health	80,858	[b]	880,544
Select Medical Holdings	279,756	[b]	3,217,194
Surgical Care Affiliates	86,948	[b]	4,522,165
SurModics	53,791	[b]	1,475,487
U.S. Physical Therapy	35,970		2,144,531
Vascular Solutions	40,565	[b]	1,860,717
Zeltiq Aesthetics	88,219	[a,b]	2,995,035
			183,565,179
Household & Personal Products - .5%
Central Garden & Pet	47,510	[a,b]	1,152,593
Central Garden & Pet, Cl. A	103,199	[b]	2,351,905
Inter Parfums	52,355		1,703,632
Medifast	44,776		1,577,011
WD-40	37,737		4,339,000
			11,124,141
Insurance - 2.8%
American Equity Investment Life Holding	263,183		4,192,505
AMERISAFE	50,530		2,957,521
eHealth	59,290	[b]	566,220
Employers Holdings	124,570		3,552,736
HCI Group	29,990	[a]	904,498
Horace Mann Educators	117,416		4,013,279
Infinity Property & Casualty	27,988		2,296,136
Navigators Group	32,336		3,028,913
ProAssurance	155,104		8,012,673
RLI	124,324	[a]	8,475,167
Safety Insurance Group	34,779		2,215,422
Selective Insurance Group	181,024		7,088,900
Stewart Information Services	60,370		2,584,440
United Fire Group	69,708		2,927,736
United Insurance Holdings	89,392		1,417,757

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Insurance - 2.8% (continued)
Universal Insurance Holdings	128,937		2,803,090
			57,036,993
Materials - 5.4%
A. Schulman	76,749		2,249,513
AK Steel Holding	739,734	[a,b]	4,852,655
American Vanguard	111,200		1,654,656
Balchem	87,635		5,597,247
Boise Cascade	105,196	[b]	2,858,175
Calgon Carbon	154,613		2,133,659
Century Aluminum	144,418	[b]	1,096,133
Chemours	544,108		5,060,204
Clearwater Paper	61,788	[b]	3,887,083
Deltic Timber	24,645		1,698,533
Flotek Industries	143,848	[a,b]	2,042,642
FutureFuel	100,294		1,149,369
Glatfelter	120,253		2,484,427
H.B. Fuller	171,013		7,962,365
Hawkins	15,671		669,779
Haynes International	35,024		1,330,212
Headwaters	243,530	[b]	4,843,812
Ingevity	129,391		4,951,794
Innophos Holdings	55,315		2,381,864
Innospec	73,073		3,673,380
Intrepid Potash	113,071	[b]	145,862
Kaiser Aluminum	62,420		5,171,497
KapStone Paper and Packaging	246,811		3,524,461
Koppers Holdings	72,093	[b]	2,279,581
Kraton Performance Polymers	98,767	[b]	2,954,121
LSB Industries	44,874	[a,b]	519,641
Materion	69,921		1,846,614
Myers Industries	70,969		1,060,987
Neenah Paper	49,555	[a]	3,737,934
Olympic Steel	38,357		1,099,312
Quaker Chemical	37,269		3,565,153
Rayonier Advanced Materials	158,192		2,178,304
Schweitzer-Mauduit International	103,653		3,919,120
Stepan	56,296		3,620,396
Stillwater Mining	332,462	[a,b]	5,086,669
SunCoke Energy	177,976		1,357,957
TimkenSteel	126,829	[a]	1,270,827

Common Stocks - 99.2% (continued)	Shares		Value ($)
Materials - 5.4% (continued)
Tredegar	60,559		1,071,894
US Concrete	48,332	[b]	3,117,414
			110,105,246
Media - .6%
E.W. Scripps, Cl. A	132,584	[a,b]	2,248,625
Gannet Company	382,716	[a]	4,883,456
Harte-Hanks	143,675		238,501
Scholastic	73,595		3,024,754
Sizmek	73,893	[b]	201,728
World Wrestling Entertainment, Cl. A	105,796	[a]	2,089,471
			12,686,535
Pharmaceuticals, Biotechnology & Life Sciences - 3.7%
Acorda Therapeutics	145,785	[a,b]	3,685,445
Albany Molecular Research	68,126	[a,b]	983,739
AMAG Pharmaceuticals	118,779	[a,b]	3,151,207
ANI Pharmaceuticals	24,578	[a,b]	1,489,427
Cambrex	110,760	[b]	5,804,932
DepoMed	197,499	[a,b]	3,746,556
Emergent BioSolutions	118,951	[b]	3,971,774
Enanta Pharmaceuticals	44,951	[a,b]	1,010,948
Impax Laboratories	238,843	[a,b]	7,504,447
Lannett	85,671	[a,b]	2,674,649
Ligand Pharmaceuticals, Cl. B	57,112	[a,b]	7,703,267
Luminex	145,818	[b]	3,124,880
Medicines	201,972	[a,b]	7,899,125
MiMedx Group	278,775	[a,b]	2,088,025
Momenta Pharmaceuticals	170,602	[b]	1,920,979
Nektar Therapeutics	396,103	[a,b]	6,848,621
Phibro Animal Health, Cl. A	82,720	[a]	1,706,514
Repligen	105,757	[b]	3,024,650
Sagent Pharmaceuticals	45,955	[b]	996,764
SciClone Pharmaceuticals	163,207	[b]	1,723,466
Spectrum Pharmaceuticals	189,103	[b]	1,299,138
Supernus Pharmaceuticals	109,310	[b]	2,428,868
			74,787,421
Real Estate - 7.3%
Acadia Realty Trust	212,640	[c]	8,008,022
Agree Realty	63,768	[c]	3,234,313
American Assets Trust	136,619	[c]	6,268,080
Capstead Mortgage	289,004	[c]	2,875,590

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Real Estate - 7.3% (continued)
CareTrust	149,571	[c]	2,161,301
Cedar Realty Trust	228,442	[c]	1,836,674
Chesapeake Lodging Trust	212,891	[c]	5,379,756
CoreSite Realty	92,115	[c]	7,602,251
Cousins Properties	672,190	[c]	7,152,102
DiamondRock Hospitality	678,420	[c]	6,662,084
EastGroup Properties	98,618	[c]	7,260,257
Forestar Group	92,098 [a,b,c]		1,130,963
Four Corners Property Trust	170,123	[c]	3,693,370
Franklin Street Properties	244,155	[c]	3,130,067
GEO Group	214,434	[c]	7,421,561
Getty Realty	100,193	[c]	2,276,385
Government Properties Income Trust	198,161	[a,c]	4,728,121
HFF, Cl. A	130,244		3,674,183
Kite Realty Group Trust	240,542	[c]	7,314,882
Lexington Realty Trust	713,537	[c]	7,756,147
LTC Properties	123,506	[c]	6,611,276
Parkway Properties	270,164	[c]	4,692,749
Pennsylvania Real Estate Investment Trust	191,125	[a,c]	4,862,220
PS Business Parks	67,245	[c]	7,456,798
RE/MAX Holdings, Cl. A	56,143		2,432,115
Retail Opportunity Investments	323,292	[c]	7,380,756
Sabra Health Care	183,279	[c]	4,382,201
Saul Centers	38,010	[c]	2,553,132
Summit Hotel Properties	320,385	[c]	4,543,059
Universal Health Realty Income Trust	47,313	[c]	2,823,167
Urstadt Biddle Properties, Cl. A	98,990	[c]	2,445,053
			149,748,635
Retailing - 4.9%
Asbury Automotive Group	75,673	[b]	4,600,918
Barnes & Noble	197,919		2,588,781
Barnes and Noble Education	124,399	[b]	1,438,052
Big 5 Sporting Goods	52,516		554,569
Blue Nile	34,216		994,317
Buckle	84,476	[a]	2,313,798
Caleres	158,032		4,159,402
Cato, Cl. A	83,389		2,982,825
Core-Mark Holding	132,582		6,491,215
Express	244,563	[b]	3,658,662
Finish Line, Cl. A	121,376		2,637,500

Common Stocks - 99.2% (continued)	Shares		Value ($)
Retailing - 4.9% (continued)
Five Below	162,737	[a,b]	8,301,214
Francesca's Holdings	160,255	[b]	2,036,841
Fred's, Cl. A	92,496		1,469,761
FTD Companies	52,785	[b]	1,335,988
Genesco	70,531	[b]	4,896,262
Group 1 Automotive	67,635		4,215,013
Haverty Furniture	49,950		920,578
Hibbett Sports	68,196	[a,b]	2,381,404
Kirkland's	50,437	[b]	768,660
Lithia Motors, Cl. A	76,714		6,619,651
Lumber Liquidators Holdings	66,072	[a,b]	993,062
MarineMax	64,842	[b]	1,309,808
Monro Muffler Brake	102,699		6,431,011
NutriSystem	81,506		2,410,947
Outerwall	51,563	[a]	2,715,308
PetMed Express	59,167	[a]	1,226,532
Rent-A-Center	185,361		2,001,899
Select Comfort	157,980	[a,b]	3,769,403
Sonic Automotive, Cl. A	93,436		1,698,666
Stage Stores	67,430	[a]	399,860
Stein Mart	53,935		463,841
Tailored Brands	131,192	[a]	1,921,963
The Children's Place	66,846		5,586,989
Tuesday Morning	98,094	[b]	773,962
Vitamin Shoppe	89,761	[b]	2,626,407
VOXX International	37,300	[b]	98,845
Zumiez	51,508	[a,b]	874,606
			100,668,520
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Energy Industries	138,471	[b]	5,638,539
Brooks Automation	179,636		2,250,839
Cabot Microelectronics	72,313		3,805,110
CEVA	77,883	[b]	2,341,163
Cirrus Logic	193,232	[b]	9,389,143
Cohu	91,189		962,956
Diodes	90,163	[b]	1,668,917
DSP Group	61,946	[b]	670,875
Exar	105,222	[b]	881,760
Kopin	154,486	[b]	359,952
Kulicke & Soffa Industries	205,648	[b]	2,582,939

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.6% (continued)
MKS Instruments	162,405		7,418,660
Monolithic Power Systems	114,370		8,316,986
Nanometrics	63,008	[b]	1,262,680
Power Integrations	101,669		5,802,250
Rambus	366,873	[b]	4,960,123
Rudolph Technologies	103,918	[b]	1,831,035
Semtech	210,508	[b]	5,351,113
Tessera Technologies	162,383		5,218,990
Ultratech	56,921	[a,b]	1,391,149
Veeco Instruments	111,049	[b]	1,862,292
			73,967,471
Software & Services - 5.9%
Blackbaud	144,309		9,647,057
Blucora	114,102	[b]	1,164,981
Bottomline Technologies	122,952	[b]	2,595,517
CACI International, Cl. A	71,387	[b]	6,805,323
Cardtronics, Cl. A	157,730	[a,b]	6,938,543
CSG Systems International	108,298		4,360,077
DHI Group	168,336	[b]	1,227,169
Ebix	75,752	[a]	4,039,097
Epiq Systems	81,158		1,326,122
ExlService Holdings	101,195	[b]	5,010,164
Forrester Research	35,925		1,470,410
Interactive Intelligence Group	45,836	[b]	2,472,852
Liquidity Services	73,782	[b]	596,159
LivePerson	144,219	[b]	962,662
LogMeIn	74,330	[b]	6,385,690
ManTech International, Cl. A	68,229		2,695,728
MicroStrategy, Cl. A	33,146	[b]	5,796,904
Monotype Imaging Holdings	116,990		2,315,232
Monster Worldwide	310,359	[b]	785,208
NIC	184,142		4,294,191
Perficient	104,521	[b]	2,322,457
Progress Software	174,112	[b]	5,059,695
Qualys	94,069	[a,b]	2,952,826
QuinStreet	77,713	[b]	282,098
Rovi	242,935	[b]	4,569,607
Shutterstock	58,274	[a,b]	3,210,315
Stamps.com	45,259	[a,b]	3,430,858
SYKES Enterprises	140,743	[b]	4,319,403

Common Stocks - 99.2% (continued)	Shares		Value ($)
Software & Services - 5.9% (continued)
Synchronoss Technologies	135,435	[b]	5,057,143
Take-Two Interactive Software	275,733	[a,b]	11,078,952
Tangoe	101,964	[a,b]	824,889
TeleTech Holdings	56,696		1,618,104
VASCO Data Security International	105,696	[a,b]	1,766,180
Virtusa	82,298	[b]	2,238,506
XO Group	82,868	[b]	1,510,684
			121,130,803
Technology Hardware & Equipment - 6.3%
ADTRAN	131,917		2,400,889
Agilysys	45,484	[b]	519,427
Anixter International	79,650	[b]	4,880,952
Badger Meter	38,563		2,689,384
Bel Fuse, Cl. B	27,512		563,721
Benchmark Electronics	183,614	[b]	4,303,912
Black Box	47,417		647,242
Brocade Communications Systems	1		12
CalAmp	149,938	[a,b]	2,129,120
Coherent	72,761	[b]	7,716,304
Comtech Telecommunications	88,599		1,157,989
Cray	149,999	[b]	4,733,968
CTS	121,660		2,324,923
Daktronics	71,502		462,618
Digi International	31,735	[b]	352,576
DTS	63,878	[b]	1,775,170
Electro Scientific Industries	117,512	[b]	795,556
Electronics For Imaging	131,496	[b]	5,823,958
ePlus	15,752	[b]	1,324,901
Fabrinet	86,641	[b]	3,271,564
FARO Technologies	50,551	[b]	1,763,219
Harmonic	271,781	[a,b]	894,159
II-VI	166,379	[b]	3,344,218
Insight Enterprises	113,620	[b]	3,022,292
Itron	114,708	[b]	4,896,885
Ixia	202,316	[b]	2,326,634
Littelfuse	65,226		8,154,555
Lumentum Holdings	145,511	[a]	4,401,708
Methode Electronics	117,162		4,104,185
MTS Systems	55,577	[a]	2,636,017
NETGEAR	113,245	[a,b]	5,824,190

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 6.3% (continued)
OSI Systems	50,734	[a,b]	3,017,151
Park Electrochemical	55,041		891,664
Plexus	95,704	[b]	4,396,642
QLogic	276,765	[b]	4,295,393
Rofin-Sinar Technologies	88,549	[b]	2,798,148
Rogers	55,444	[b]	3,794,587
Sanmina	230,815	[b]	5,848,852
ScanSource	77,641	[b]	3,185,610
Super Micro Computer	104,531	[a,b]	2,252,643
TTM Technologies	239,933	[b]	2,387,333
Viavi Solutions	794,038	[b]	5,661,491
			127,771,762
Telecommunication Services - 1.4%
8x8	266,911	[b]	3,670,026
ATN International	37,072		2,725,533
Cincinnati Bell	646,084	[b]	3,230,420
Cogent Communications Holdings	144,904	[a]	6,191,748
Consolidated Communications Holdings	162,113		4,531,058
General Communication, Cl. A	107,982	[b]	1,661,843
Inteliquent Inc	105,151		2,160,853
Iridium Communications	222,870	[a,b]	2,001,373
Lumos Networks	34,062	[b]	398,525
Spok Holdings	83,189		1,537,333
			28,108,712
Transportation - 2.5%
Allegiant Travel	42,849		5,560,515
ArcBest	80,064		1,497,997
Atlas Air Worldwide Holdings	84,126	[b]	3,636,767
Celadon Group	46,099		380,778
Echo Global Logistics	70,724	[b]	1,751,126
Forward Air	106,682		4,937,243
Hawaiian Holdings	153,346	[a,b]	6,981,843
Heartland Express	152,353	[a]	2,821,578
Hub Group, Cl. A	124,147	[b]	5,082,578
Knight Transportation	170,295	[a]	5,079,900
Marten Transport	62,388		1,350,700
Matson	124,332		4,646,287
Roadrunner Transportation Systems	103,574	[b]	784,055
Saia	74,551	[b]	2,153,778

Common Stocks - 99.2% (continued)	Shares		Value ($)
Transportation - 2.5% (continued)
SkyWest	174,692		5,025,889
			51,691,034
Utilities - 4.0%
ALLETE	154,795		9,883,661
American States Water	108,449		4,684,997
Avista	212,174		9,229,569
California Water Service Group	133,435		4,500,763
El Paso Electric	123,307		5,879,278
Northwest Natural Gas	95,450		6,198,523
NorthWestern	147,794		8,977,008
Piedmont Natural Gas	261,603		15,643,859
South Jersey Industries	249,019		7,938,726
Spire	135,800		9,424,520
			82,360,904
Total Common Stocks (cost $1,548,233,481)			2,029,393,048
	Principal
Short-Term Investments - .1%	Amount ($)		Value ($)
U.S. Treasury Bills
0.23%, 9/15/16
(cost $1,124,677)	1,125,000	[d]	1,124,712
Other Investment - 1.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $27,706,757)	27,706,757	[e]	27,706,757
Investment of Cash Collateral for Securities Loaned - 6.3%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $129,819,043)	129,819,043	[e]	129,819,043
Total Investments (cost $1,706,883,958)	107.0%		2,188,043,560
Liabilities, Less Cash and Receivables	(7.0%)		(142,405,206)
Net Assets	100.0%		2,045,638,354

[a] Security, or portion thereof, on loan. At July 31, 2016, the value of the fund’s securities on loan was $206,305,095 and the value of the collateral held by the fund was $210,214,795, consisting of cash collateral of $129,819,043 and U.S. Government & Agency securities valued at $80,395,752.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Held by or on behalf of a counterparty for open financial futures contracts.
[e] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Banks	10.4
Capital Goods	10.2
Health Care Equipment & Services	9.0
Short-Term/Money Market Investments	7.8
Real Estate	7.3
Technology Hardware & Equipment	6.3
Software & Services	5.9
Materials	5.4
Commercial & Professional Services	5.0
Retailing	4.9
Utilities	4.0
Consumer Durables & Apparel	3.7
Pharmaceuticals, Biotechnology & Life Sciences	3.7
Semiconductors & Semiconductor Equipment	3.6
Consumer Services	3.3
Energy	2.8
Insurance	2.8
Transportation	2.5
Diversified Financials	2.2
Food, Beverage & Tobacco	2.0
Automobiles & Components	1.4
Telecommunication Services	1.4
Media	.6
Household & Personal Products	.5
Food & Staples Retailing	.3
107.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	2,020,313,566	-	-	2,020,313,566
Equity Securities—
Foreign Common
Stocks†	9,079,482	-	-	9,079,482
Mutual Funds	157,525,800	-	-	157,525,800
U.S. Treasury	-	1.124,712	-	1,124,712
Other Financial
Instruments:
Financial Futures††	868,735	-	-	868,735

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Smallcap Stock Index Fund
July 31, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation at
	Contracts	Contracts ($)	Expiration	07/31/2016 ($)

Financial Futures Long
Russell 2000 Mini	198	24,096,600	September 2016	868,735
Gross Unrealized Appreciation				868,735

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

At July 31, 2016, accumulated net unrealized appreciation on investments was $481,159,602, consisting of $590,851,661 gross unrealized appreciation and $109,692,059 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 15, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)